--------------------------------------------------------------------------------
                                                               TAX-EXEMPT INCOME
--------------------------------------------------------------------------------

Alliance Municipal
Income Fund

Annual Report
October 31, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
December 21, 2001

Dear Shareholder:

This report provides municipal market activity and investment results for Alliance Municipal Income Fund's (the "Fund") annual reporting period ended October 31, 2001.

Investment Objective and Policies

The five Portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended October 31, 2001

                                                          ----------------------
                                                               Total Returns
                                                          ----------------------
Portfolio                                                 6 Months     12 Months
--------------------------------------------------------------------------------
California                                                   5.80%         6.48%
--------------------------------------------------------------------------------
Insured
California                                                   7.01%        10.17%
--------------------------------------------------------------------------------
National                                                     3.59%         7.55%
--------------------------------------------------------------------------------
Insured
National                                                     5.35%        10.11%
--------------------------------------------------------------------------------
New York                                                     3.27%         7.86%
--------------------------------------------------------------------------------
Lehman
Brothers
Municipal
Bond Index                                                   5.80%        10.45%
--------------------------------------------------------------------------------

                           -----------------------------------------------------
                              Alliance Municipal Income Fund I--Class A Shares
                           -----------------------------------------------------
Periods Ended October 31, 2001
                                                                         Since
                            1 Year         3 Year        5 Year        Inception
                            Lipper         Lipper        Lipper         Lipper
Portfolio                  Rankings       Rankings      Rankings       Rankings
--------------------------------------------------------------------------------
California                  105/107         59/90         28/79           3/27
--------------------------------------------------------------------------------
Insured California            9/24           4/23          3/22           2/3
--------------------------------------------------------------------------------
National                    253/270        192/231       111/188         10/60
--------------------------------------------------------------------------------
Insured National             19/46          29/42         20/40           2/12
--------------------------------------------------------------------------------
New York                     98/103         51/90         22/79           9/21
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of October 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund. Past performance is no guarantee of future results.

** Lipper Rankings are based on each Portfolio's return among the returns of its peer group of funds, as represented by the respective state specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. An


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund.

      SEC average annual total returns can be found on page 12.

      Additional performance information can be found on pages 5-12.

Investment Results

Over the long-term, all of the Fund's portfolios have outperformed their respective Lipper Peer Group Averages as demonstrated by the since inception returns found on page 9. Over the last 12 months, three of the five portfolios underperformed their Lipper Peer Group Averages. In addition, all of the portfolios underperformed the Lehman Brothers Municipal Bond Index for the same time period.

The relative underperformance of the portfolios over the course of the last 12 months has largely been a function of their more defensive structuring. In general, we have focused our investment activity on premium (higher) coupon structures and sector selection in an attempt to maximize a portfolio's tax-exempt income while minimizing its price volatility. In a falling rate environment, a portfolio designed as such would be expected to lag the performance of both the market, in general, and a portfolio possessing a relative overweighting in discount (lower) coupon bonds. Despite this underperformance, we expect that the portfolios are correctly structured for the longer term. In addition, as a result of the tragic events of September 11, a number of the portfolios were adversely affected due to their holdings in municipal bonds related to airport facilities backed directly by specific airlines.

Market Overview

Municipal bonds delivered strong relative performance over the past 12 months compared to other fixed income sectors. The overall fixed income market benefited from the slowing economy, aggressive rate cuts by the Federal Reserve, and an investor "flight to quality" in the wake of the terrorist attacks of September 11. Municipal bonds received an additional push from individual investors seeking stability in a volatile environment for stocks, and from a dearth of new issues to satisfy the increased demand.

During the past year, individual investors reallocated assets from equities and high yield corporate bonds into municipals, attracted by the significant tax benefit offered by municipals in addition to perceived credit stability. Coincident with these new money flows into the market, an estimated $255 billion of proceeds from maturing bond issues and scheduled coupon payments flowed to municipal bond investors. Investors typically reinvest a large percentage of their principal and interest payments into the municipal market, further strengthening demand. Although the available supply of newly issued municipal bonds (typically the major source of bonds available for purchase) increased compared to last year, state-by-state comparisons were uneven. For example, new issuance


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

from New Jersey borrowers was down 24% year-over-year, leading to a shortage of bonds in that particular market. Similarly, the postponement of several large new issues expected to come to market, including $12 billion of expected supply in California alone, further exacerbated technical imbalances in the municipal market.

The imbalance of supply and demand in the municipal market will be somewhat alleviated over the next several quarters as city and state governments see declines in tax receipts caused by the overall slowdown in the economy. In 1999 and 2000, strong personal income growth, fueled by individuals exercising stock options granted by their employers, contributed to budget surpluses in many locations. Sales tax revenues have also declined from prior levels, while property taxes have reached a plateau. This should lead to an increase in borrowing needs for state and local governments in 2002 and beyond. The extent to which this increased supply will correct current market imbalances is unknown, but record-setting levels of new issuance will be required if current demand is to be fully satisfied.

Investment Strategy

The Alliance Capital portfolio management team follows a bottom-up, value-oriented approach to managing your money. We select securities for the portfolios that offer good value relative to our assessment of the issuer's credit quality, and look for structural features such as call protection that enhance a security's price appreciation potential. For fiscal 2001, we identified lower-rated bonds as offering good value, as their yield advantage over higher-rated paper more than offset the incremental credit risk they present. We also anticipated that, because tax receipts typically lag the economic cycle, a downturn in the U.S. economy would not immediately impact municipal bond credit quality. In anticipation of these changes, we positioned the portfolios to be fully invested in long-term bonds with an overweight position in lower-rated securities. Mirroring this strategy for new bond purchases were our selection criteria for identifying existing investments to be sold, which for 2001 focused on high quality bonds with poor call protection. Anticipating that a lower rate environment would allow municipalities to refinance their callable bonds, we attempted to sell any position that was likely to be called in the near-term or that had fully appreciated due to credit improvement.

Another important feature of our portfolio strategy is seeking to minimize any potential tax payments generated by realizing capital gains. Because of our value-oriented approach, we will often need to offset capital gains from our fully appreciated positions with losses from underperforming securities. We utilize a technique known as tax swapping among the various portfolios to offset gains with losses, while replacing the bonds sold at a loss with higher yielding or more call-protected securities. By using this technique, we are better able to achieve our stated goal of delivering the highest level of tax-free total return possible.

Outlook

The outlook for the municipal bond market remains favorable, with declin-


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

ing credit quality offset by continuing strong investor demand for tax-exempt income. Issuance levels from specific states will cause some price volatility for single-state portfolios, but we look forward to any potential supply/demand imbalances as opportunities to buy or sell bonds, as appropriate. The pending recovery of the U.S. economy will also influence returns in 2002, but the continuing technical imbalance in the municipal market will likely boost municipal returns compared to taxable alternatives. Overall, we anticipate for 2002 that municipal bonds will deliver strong relative and absolute results, but will require careful monitoring on a state-by-state basis in order to take full advantage of the current market environment.

Portfolio Management Team

Since the Fund's inception, its portfolio management team, under the leadership of Susan Keenan, has delivered consistently superior investment performance over the long-term. Ms. Keenan will be retiring from the Fund at the end of January 2002. Leadership of the Fund's investment team will pass to David Dowden and Terrance Hults, each of whom has worked with Ms. Keenan for several years. They will continue to manage the Fund in accordance with its investment objectives.

We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Susan P. Keenan

Susan P. Keenan
Senior Vice President

[PHOTO OMITTED]          John D.
                         Carifa

[PHOTO OMITTED]          Susan P.
                         Keenan

Portfolio Manager, Susan P. Keenan, has over 20 years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

National Portfolio
10/31/91 to 10/31/01

[The following was depicted as a mountain chart in the printed material.]

                                                           Lehman Brothers
                       National Portfolio                Municipal Bond Index
-------------------------------------------------------------------------------
     10/31/91               $ 9,577                            $10,000
     10/31/92               $10,496                            $10,840
     10/31/93               $12,064                            $12,366
     10/31/94               $11,141                            $11,827
     10/31/95               $13,116                            $13,582
     10/31/96               $13,944                            $14,356
     10/31/97               $15,321                            $15,575
     10/31/98               $16,365                            $16,824
     10/31/99               $15,721                            $16,526
     10/31/00               $16,814                            $17,932
     10/31/01               $18,084                            $19,806

National Portfolio  Class A at NAV:               $18,882
Lehman Brothers Municipal Bond Index:             $19,806
National Portfolio Class A at offering:           $18,084


Insured National Portfolio
10/31/91 to 10/31/01

[The following was depicted as a mountain chart in the printed material.]

                            Insured                       Lehman Brothers
                       National Portfolio               Municipal Bond Index
-------------------------------------------------------------------------------
     10/31/91               $ 9,574                            $10,000
     10/31/92               $10,328                            $10,840
     10/31/93               $11,962                            $12,366
     10/31/94               $10,922                            $11,827
     10/31/95               $12,967                            $13,582
     10/31/96               $13,931                            $14,356
     10/31/97               $15,152                            $15,575
     10/31/98               $16,235                            $16,824
     10/31/99               $15,377                            $16,526
     10/31/00               $16,583                            $17,932
     10/31/01               $18,260                            $19,806

Insured National Portfolio Class A at NAV:        $19,073
Lehman Brothers Municipal Bond Index:             $19,806
Insured National Portfolio Class A at offering:   $18,260


California Portfolio
10/31/91 to 10/31/01

[The following was depicted as a mountain chart in the printed material.]

                                                          Lehman Brothers
                     California Portfolio               Municipal Bond Index
-------------------------------------------------------------------------------
     10/31/91               $ 9,577                            $10,000
     10/31/92               $10,349                            $10,840
     10/31/93               $11,890                            $12,366
     10/31/94               $10,971                            $11,827
     10/31/95               $12,896                            $13,582
     10/31/96               $13,817                            $14,356
     10/31/97               $15,209                            $15,575
     10/31/98               $16,455                            $16,824
     10/31/99               $16,159                            $16,526
     10/31/00               $17,512                            $17,932
     10/31/01               $18,646                            $19,806

California Portfolio Class A at NAV:              $19,469
Lehman Brothers Municipal Bond Index:             $19,806
California Portfolio Class A at offering:         $18,646


Please see mountain chart footnotes on page 6.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

Insured California Portfolio
10/31/91 to 10/31/01

[The following was depicted as a mountain chart in the printed material.]

                            Insured                        Lehman Brothers
                     California Portfolio               Municipal Bond Index
-------------------------------------------------------------------------------
     10/31/91               $ 9,574                            $10,000
     10/31/92               $10,293                            $10,840
     10/31/93               $11,904                            $12,366
     10/31/94               $10,746                            $11,827
     10/31/95               $12,819                            $13,582
     10/31/96               $13,560                            $14,356
     10/31/97               $14,804                            $15,575
     10/31/98               $15,930                            $16,824
     10/31/99               $15,335                            $16,526
     10/31/00               $16,871                            $17,932
     10/31/01               $18,587                            $19,806

Insured California Portfolio Class A at NAV:      $19,414
Lehman Brothers Municipal Bond Index:             $19,806
Insured California Portfolio Class A at offering: $18,587


New York Portfolio
10/31/91 to 10/31/01

[The following was depicted as a mountain chart in the printed material.]

                                                          Lehman Brothers
                       New York Portfolio               Municipal Bond Index
-------------------------------------------------------------------------------
     10/31/91               $ 9,578                            $10,000
     10/31/92               $10,477                            $10,840
     10/31/93               $12,018                            $12,366
     10/31/94               $10,966                            $11,827
     10/31/95               $12,840                            $13,582
     10/31/96               $13,648                            $14,356
     10/31/97               $15,084                            $15,575
     10/31/98               $16,187                            $16,824
     10/31/99               $15,657                            $16,526
     10/31/00               $16,974                            $17,932
     10/31/01               $18,310                            $19,806

New York Portfolio Class A at NAV:                $19,117
Lehman Brothers Municipal Bond Index:             $19,806
New York Portfolio Class A at offering:           $18,310


Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund's Class A shares (from 10/31/91 to 10/31/01). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

When comparing an Alliance Municipal Income Fund Portfolio to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including an Alliance Municipal Income Fund Portfolio.


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
October 31, 2001

NATIONAL PORTFOLIO
(Class A Shares)
BOND QUALITY RATING

    40.75% AAA
     8.57% AA
    16.92% A                               [PIE CHART OMITTED]
    25.55% BBB
     8.21% NR

INCEPTION DATE
(Class A Shares)

12/29/86

INSURED NATIONAL PORTFOLIO
(Class A Shares)
BOND QUALITY RATING

    83.82% AAA
    11.95% AA                              [PIE CHART OMITTED]
     4.23% NR

INCEPTION DATE
(Class A Shares)

12/29/86

CALIFORNIA PORTFOLIO
(Class A Shares)
BOND QUALITY RATING

    50.25% AAA
    10.94% AA
     5.75% A                               [PIE CHART OMITTED]
    14.31% BBB
    18.75% NR

INCEPTION DATE
(Class A Shares)

12/29/86

All data as of October 31, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 7

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
October 31, 2001

INSURED CALIFORNIA PORTFOLIO
(Class A Shares)
BOND QUALITY RATING

    87.64% AAA
     2.45% A                             [PIE CHART OMITTED]
     9.91% NR

INCEPTION DATE
(Class A Shares)

11/21/85

NEW YORK PORTFOLIO
(Class A Shares)
BOND QUALITY RATING

    26.66% AAA
    25.74% AA
    36.42% A                             [PIE CHART OMITTED]
     9.86% BBB
     1.32% NR

INCEPTION DATE
(Class A Shares)

12/29/86

All data as of October 31, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of October 31, 2001

MUNICIPAL INCOME FUND--CLASS A SHARES
COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended October 31, 2001

                                                                          Fund
                         Fund                    Fund                   Portfolio
                      Portfolio                Portfolio                  Total         Lipper
                        Total       Lipper       Total      Lipper       Returns        Average
                       Returns      Average     Returns     Average       Since          Since
Portfolio             12 Months    12 Months    5 Years     5 Years    Inception**    Inception**
=========             =========    =========   =========    =======    ===========    ===========
National                 7.55%       9.63%       5.34%       5.51%        7.19%         6.64%
California               6.48%       9.47%       6.18%       5.82%        7.38%         6.55%
New York                 7.86%       9.64%       6.05%       5.52%        6.75%         6.34%
Insured National        10.11%       9.97%       5.56%       5.52%        7.02%         6.60%
Insured California      10.17%       9.88%       6.51%       5.92%        7.44%         7.37%

* The Lipper General Municipal Debt Funds Average reflects performance of 60 funds; the Lipper California Municipal Debt Funds Average reflects performance of 27 funds; the Lipper New York Municipal Debt Funds Average reflects performance of 21 funds; the Lipper Insured Municipal Debt Funds Average reflects performance of 12 funds. The Lipper Insured California Municipal Debt Funds Average reflects performance of 7 funds. Funds in the Lipper averages generally have similar investment objectives to the applicable Alliance Municipal Income Fund Portfolios, although some may have different investment policies. Past performance is no guarantee of future results. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund.

**    Fund portfolio since inception dates can be found on pages 7-8.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 9

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

Average Annual Total Returns as of October 31, 2001

                                                              NAV and SEC Total Returns
---------------------------------------------------------------------------------------------------------------------
                                         Without Sales Charge                            With Sales Charge
---------------------------------------------------------------------------------------------------------------------
                                                                 Since                                          Since
                           1 Year       5 Year      10 Year  Inception     1 Year      5 Year     10 Year   Inception
---------------------------------------------------------------------------------------------------------------------
National Portfolio
  Class A                   7.55%        5.34%       6.56%      7.19%       2.98%       4.42%       6.10%       6.87%
  Class B                   6.83%        4.63%         N/A      5.44%       3.83%       4.63%         N/A       5.44%
  Class C                   6.94%        4.65%         N/A      4.92%       5.94%       4.65%         N/A       4.92%
California Portfolio
  Class A                   6.48%        6.18%       6.89%      7.38%       1.98%       5.26%       6.43%       7.07%
  Class B                   5.74%        5.44%         N/A      5.98%       2.74%       5.44%         N/A       5.98%
  Class C                   5.74%        5.44%         N/A      5.44%       4.74%       5.44%         N/A       5.44%
New York Portfolio
  Class A                   7.86%        6.05%       6.69%      6.75%       3.29%       5.13%       6.24%       6.44%
  Class B                   7.10%        5.29%         N/A      5.60%       4.10%       5.29%         N/A       5.60%
  Class C                   7.09%        5.31%         N/A      5.01%       6.09%       5.31%         N/A       5.01%
Insured National
Portfolio
  Class A                  10.11%        5.56%       6.67%      7.02%       5.38%       4.64%       6.21%       6.71%
  Class B                   9.39%        4.83%         N/A      5.69%       6.39%       4.83%         N/A       5.69%
  Class C                   9.39%        4.83%         N/A      5.11%       8.39%       4.83%         N/A       5.11%
Insured California
Portfolio
  Class A                  10.17%        6.51%       6.86%      7.44%       5.48%       5.59%       6.39%       7.15%
  Class B                   9.38%        5.75%         N/A      5.89%       6.38%       5.75%         N/A       5.89%
  Class C                   9.45%        5.76%         N/A      5.34%       8.45%       5.76%         N/A       5.34%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.

N/A: Not applicable.


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of October 31, 2001

ALLIANCE MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
                                       30 Day        Taxable-Equivalent Yield in
Portfolio                            SEC Yield*       36% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
National Portfolio
  Class A                               4.88%                  8.31%
  Class B                               4.39%                  7.27%
  Class C                               4.39%                  7.27%
California Portfolio
  Class A                               4.72%                  8.84%
  Class B                               4.23%                  7.65%
  Class C                               4.23%                  7.65%
New York Portfolio
  Class A                               5.70%                  8.79%
  Class B                               5.24%                  7.58%
  Class C                               5.24%                  7.58%
Insured National Portfolio
  Class A                               4.25%                  7.06%
  Class B                               3.74%                  6.03%
  Class C                               3.75%                  6.03%
Insured California Portfolio
  Class A                               4.11%                  7.84%
  Class B                               3.59%                  6.63%
  Class C                               3.58%                  6.63%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended October 31, 2001.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 11

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2001)

--------------------------------------------------------------------------------
Portfolio                 1 Year         5 Years      10 Years   Since Inception
--------------------------------------------------------------------------------
National Portfolio
  Class A                  3.28%          4.57%         6.11%          6.87%
  Class B                  4.16%          4.79%          N/A           5.43%
  Class C                  6.16%          4.79%          N/A           4.90%
California Portfolio
  Class A                  1.69%          5.34%         6.43%          7.04%
  Class B                  2.55%          5.53%          N/A           5.92%
  Class C                  4.45%          5.53%          N/A           5.38%
New York Portfolio
  Class A                  2.98%          5.16%         6.24%          6.40%
  Class B                  3.90%          5.35%          N/A           5.52%
  Class C                  5.90%          5.35%          N/A           4.94%
Insured National
  Portfolio
  Class A                  5.13%          4.64%         6.17%          6.65%
  Class B                  6.04%          4.81%          N/A           5.58%
  Class C                  8.04%          4.83%          N/A           4.99%
Insured California
  Portfolio
  Class A                  6.03%          5.61%         6.42%          7.12%
  Class B                  6.92%          5.77%          N/A           5.83%
  Class C                  8.92%          5.77%          N/A           5.27%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

N/A: Not applicable.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       Municipal Bonds-97.6%

       Long Term Municipal Bonds-88.8%
       Alaska-0.3%
A      Northern TSC
       (Tobacco Settlement Bonds) Ser 01
       5.50%, 6/01/29.............................     $ 2,100     $   2,077,845
                                                                   -------------
       Arkansas-0.5%
Aa2    Arkansas Dev Fin Auth
       (Tobacco Settlement Bonds) Ser 01
       5.125%, 12/01/28(b)........................       2,250         2,233,935
       5.25%, 12/01/41(b).........................       1,000         1,000,040
                                                                   -------------
                                                                       3,233,975
                                                                   -------------
       Colorado-0.8%
Aa2    Colorado HFA SFMR
       (Mtg Rev) Ser 99A-2 AMT
       6.45%, 4/01/30(b)..........................       3,170         3,497,746
BBB    Colorado Hlth Fac Auth
       (Hosp Rev) Vail Valley Ser 01
       5.80%, 1/15/27.............................       2,000         2,012,040
                                                                   -------------
                                                                       5,509,786
                                                                   -------------
       Connecticut-1.7%
BBB    Connecticut Dev Auth PCR
       (Ct Light & Pwr Co Proj) Ser 93 AMT
       5.95%, 9/01/28.............................      11,000        11,247,280
                                                                   -------------
       District of Columbia-3.4%
A      District of Columbia
       (Tobacco Settlement Bonds) Ser 01
       6.50%, 5/15/33.............................       7,220         8,095,425
       6.75%, 5/15/40.............................      12,900        14,194,386
                                                                   -------------
                                                                      22,289,811
                                                                   -------------
       Florida-13.5%
Aaa    Brevard Cnty HFA SFMR
       (Mortgage) FHA/VA Ser 94 AMT
       6.70%, 9/01/27(b)..........................       1,140         1,195,370
NR     Clay Cnty Comm Dev
       (Crossings At Fleming Island) Ser 00C
       7.05%, 5/01/15.............................       2,370         2,546,257
NR     Collier Cnty Comm Fac Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18.............................      12,995        13,951,302


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 13

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

NR     Collier Cnty IDR
       (Southern St Util) Ser 96 AMT
       6.50%, 10/01/25............................     $ 1,605      $  1,629,155
AAA    Dade Cnty Arpt Rev
       (Miami Int'l) MBIA Ser 95B AMT
       6.00%, 10/01/24............................       4,730         5,037,970
AAA    Escambia Cnty HFA SFMR
       (Multi-County) GNMA Ser 95B AMT
       6.25%, 4/01/28.............................       2,000         2,075,820
AAA    Florida HFA MFHR
       (Logans Pointe Apts) FSA Ser 99 AMT
       6.00%, 6/01/39.............................       1,550         1,662,112
NR     Lee Cnty Comm Dev
       (Miromar Lakes) Ser 00A
       7.25%, 5/01/12.............................      11,050        11,672,999
NR     Lee Cnty Comm Fac
       (Stoneybrook) Ser 98
       5.70%, 5/01/08.............................       2,050         2,073,227
NR     Lee Cnty Comm Fac Dist
       (Herons Glen) Ser 99
       5.90%, 5/01/19.............................       2,695         2,702,115
       6.00%, 5/01/29.............................       2,460         2,424,158
Aaa    Lee Cnty HFA SFMR
       (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
       7.20%, 3/01/33(b)..........................       1,175         1,341,051
NR     Manatee Cnty Comm Dev
       (Tara CDD #1) Ser 00A
       7.15%, 5/01/31.............................       2,000         2,235,220
NR     Manatee Cnty Comm Dev
       (Tara CDD #1) Ser 00B
       6.75%, 5/01/10.............................       6,135         6,391,995
AAA    Miami Dade Cnty HFA MFHR
       (Marbrisa Apts) FSA Ser 00-2A AMT
       6.15%, 8/01/38.............................       4,200         4,460,778
NR     Northern Palm Beach Cnty Imp Dist #9A
       (ABACOA) Ser 96A
       7.20%, 8/01/16.............................       8,000         8,631,520
A3     Orange Cnty HFA MFHR
       (Seminole PT Proj) Ser 99L AMT
       5.80%, 6/01/32(b)..........................       6,855         7,057,565
NR     Orlando Assess Dist
       (Conroy Rd Proj) Ser 98A
       5.80%, 5/01/26.............................       3,250         3,163,030
A      Pasco Cnty HFA MFHR
       (Pasco Woods Apts) Ser 99A AMT
       5.90%, 8/01/39.............................       3,690         3,803,504
Baa2   Volusia Cnty Ed Fac
       (Embry-Riddle Aero Univ) Ser 96A
       6.125%, 10/15/26(b)........................       4,485         4,668,436
                                                                    ------------
                                                                      88,723,584
                                                                    ------------


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       Illinois-1.7%
AAA    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 00A AMT
       5.60%, 9/01/19.......................           $ 1,700      $  1,747,243
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 98A-1 AMT
       6.45%, 9/01/29(b)....................             2,525         2,797,725
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 98C-1 AMT
       6.30%, 9/01/29(b)....................             1,990         2,194,075
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 99A AMT
       6.35%, 10/01/30(b)...................             2,500         2,736,300
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 99C AMT
       7.05%, 10/01/30(b)...................             1,770         1,992,772
                                                                    ------------
                                                                      11,468,115
                                                                    ------------
       Indiana-2.1%
BB-    Indianapolis Arpt Auth
       (United Airlines Maint Center Proj)
       Ser 95A AMT
       6.50%, 11/15/31......................            21,570        13,732,325
                                                                    ------------
       Maine-0.6%
BBB    Jay Environmental Impt PCR
       (Int'l Paper) Ser 99B AMT
       6.20%, 9/01/19.......................             4,000         4,139,320
                                                                    ------------
       Maryland-1.2%
Aa2    Maryland CDA SFMR
       (Housing) Ser 00A AMT
       6.10%, 7/01/38(b)....................             6,285         6,517,922
NR     Maryland IDR Eco Dev
       (Med Waste Assoc) Ser 89 AMT
       8.75%, 11/15/10......................             1,365         1,042,519
                                                                    ------------
                                                                       7,560,441
                                                                    ------------
       Massachusetts-3.4%
AAA    Massachusetts HFA MFHR
       (Rental Hsg) AMBAC Ser 00A AMT
       6.00%, 7/01/41.......................             2,965         3,091,932
AAA    Massachusetts HFA MFHR
       (Rental Hsg) MBIA Ser 00H AMT
       6.65%, 7/01/41.......................             1,635         1,762,955
AA-    Massachusetts Port Auth
       Ser 99D AMT
       6.00%, 7/01/29.......................             1,000         1,048,700


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 15

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    Massachusetts Port Auth Spec Fac
       (BosFuel Corp) MBIA Ser 97 AMT
       6.00%, 7/01/36.......................           $13,825      $ 14,721,551
AAA    Massachusetts Port Auth Spec Fac
       (Delta Airlines) AMBAC Ser 01A AMT
       5.00%, 1/01/27.......................             1,500         1,462,170
                                                                    ------------
                                                                      22,087,308
                                                                    ------------
       Michigan-6.6%
AAA    Michigan HDA MFHR
       (Rental Hsg Rev) AMBAC Ser 97A AMT
       6.10%, 10/01/33......................             2,600         2,734,004
AA-    Michigan Hospital Fin Auth
       (Trinity Health) Ser 00A
       6.00%, 12/01/27......................             9,555        10,056,160
A-     Michigan Strategic Fund PCR
       (Detroit Edison) Ser 01B
       5.65%, 9/01/29.......................             4,000         4,056,840
BBB+   Michigan Strategic Fund PCR
       (General Motors Corp) Ser 95
       6.20%, 9/01/20.......................             1,405         1,495,257
BB+    Midland Cnty PCR
       (CMS Energy) Ser 00A AMT
       6.875%, 7/23/09......................             8,000         8,378,800
A      Saginaw Hosp Fin Auth
       (Covenant Med Ctr) Ser 00F
       6.50%, 7/01/30.......................            12,675        13,545,012
AA     Troy Downtown Dev Auth
       Ser 95A Asset Gty
       6.375%, 11/01/18.....................             2,500         2,876,775
                                                                    ------------
                                                                      43,142,848
                                                                    ------------
       Minnesota-3.3%
AAA    Duluth GO
       (Arpt Lease Rev) Ser 95C AMT
       6.25%, 8/01/14.......................             5,000         5,370,550
AAA    Minn-St. Paul Met Arpt Rev
       FGIC Ser 00B AMT
       6.00%, 1/01/21.......................             5,140         5,565,027
A-     Minneapolis
       (Common Bond Fund Cmnty Dev Agy)
       Ser 95-2 AMT
       6.625%, 12/01/15.....................             1,245         1,325,340
A-     Minneapolis
       (Common Bond Fund Cmty Dev Agy)
       Ser 97-2 AMT
       6.20%, 6/01/17.......................             1,000         1,063,180


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    Minneapolis-St Paul Metropolitan
       Arpt Rev
       FGIC Ser 99B AMT
       5.625%, 1/01/16......................           $ 7,920     $   8,451,907
                                                                   -------------
                                                                      21,776,004
                                                                   -------------
       Montana-2.4%
B      Montana Board of Investments PCR
       (Stillwater Mining) Ser 00 AMT
       8.00%, 7/01/20.......................            14,500        15,410,310
                                                                   -------------
       Nebraska-0.5%
AAA    Nebraska Inv Fin Auth Hosp Rev
       (Bishop Clarkson Mem) MBIA Ser 91
       9.234%, 12/08/16(c)..................             3,000         3,125,640
                                                                   -------------
       New Hampshire-1.2%
AAA    Keene HDA MFHR
       (Central Square) FHA Ser 90A Sec 8
       7.50%, 2/01/25.......................             3,065         3,437,397
BBB+   New Hampshire Bus Fin Auth PCR
       (Public Service Co of NH) Ser 93E AMT
       6.00%, 5/01/21.......................             4,500         4,545,315
                                                                   -------------
                                                                       7,982,712
                                                                   -------------
       New Jersey-3.5%
BB     New Jersey Eco Dev Auth
       Spec Fac (American Airlines)
       Ser 91 AMT
       7.10%, 11/01/31......................             4,500         4,166,010
BB-    New Jersey Eco Dev Auth
       Spec Fac (Continental Airlines)
       Ser 00 AMT
       7.20%, 11/15/30......................             5,950         5,177,749
BB     New Jersey Eco Dev Auth
       Spec Fac (Continental Airlines)
       Ser 99 AMT
       6.40%, 9/15/23.......................            14,810        11,501,150
AAA    New Jersey Ed Fac Auth Higher Ed
       (NJ Institute of Technology)
       MBIA Ser 01G
       4.75%, 7/01/31.......................             2,500         2,414,975
                                                                   -------------
                                                                      23,259,884
                                                                   -------------
       New York-7.2%
A      New York
       (Tobacco Settlement) TSASC Ser 99-1
       6.375%, 7/15/39......................           $18,925     $  20,408,720


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 17

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

A      New York GO
       Ser 97A
       6.25%, 8/01/17.............................     $ 5,750     $   6,385,087
Aaa    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 29 AMT
       5.45%, 4/01/31(b)..........................      20,000        20,337,400
                                                                   -------------
                                                                      47,131,207
                                                                   -------------
       North Dakota-0.6%
Aa3    North Dakota HFA SFMR
       Ser 98E AMT
       5.25%, 1/01/30(b)..........................       4,225         4,206,199
                                                                   -------------
       Ohio-12.6%
BB-    Cleveland Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 9/15/27............................      19,015        11,815,351
BBB    Cuyahoga Cnty Hosp Rev
       (Univ Hosp Hlth) Ser 00
       7.50%, 1/01/30.............................       1,800         2,002,410
A      Franklin Cnty
       (OCLC Online Computer Libry Ctr) Ser 98
       5.20%, 10/01/20............................       1,200         1,209,216
AAA    Hamilton Cnty
       (Sales Tax) AMBAC Ser 00B
       5.25%, 12/01/32............................      49,575        50,576,911
AAA    Ohio Air Quality Dev Auth PCR
       (JMG Co) AMBAC Ser 94B AMT
       6.375%, 4/01/29............................       6,925         7,575,257
Aaa    Ohio HFA SFMR
       (Residential Mortgage)
       GNMA Ser 00A-1 AMT
       6.35%, 9/01/31(b)..........................       3,970         4,265,289
Baa2   Toledo Lucas Cnty Port Fac
       (CSX Transp) Ser 92
       6.45%, 12/15/21(b).........................       4,730         5,217,237
                                                                   -------------
                                                                      82,661,671
                                                                   -------------
       Pennsylvania-3.5%
AA-    Cambria Cnty Water Auth
       (Cambria Township) Ser 93A AMT
       6.00%, 12/01/12............................       1,000         1,002,100
BBB    Pennsylvania Econ Dev Auth
       Waste Wtr Revs (Sun Co) Ser 94A AMT
       7.60%, 12/01/24............................       2,000         2,142,180
A+     Pennsylvania Higher Ed
       Hosp Rev UPMC Ser 01A
       6.00%, 1/15/31.............................       3,845         4,026,753


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    Pennsylvania Higher Ed
       (Student Loan Rev)
       AMBAC Ser 88D AMT
       6.05%, 1/01/19...............................   $ 5,900      $  6,112,223
AAA    South Central Gen Auth
       Hosp Rev (Wellspan Hlth) Ser 01 MBIA
       5.25%, 5/15/31...............................     1,000         1,016,160
AAA    Washington Cnty
       (Capital Funding) AMBAC Ser 99
       6.15%, 12/01/29..............................     7,130         8,555,430
                                                                    ------------
                                                                      22,854,846
                                                                    ------------
       South Carolina-5.7%
A      South Carolina
       (Tobacco Settlement Bonds) Ser 01
       6.375%, 5/15/28..............................    33,800        36,195,068
A      South Carolina
       (Tobacco Settlement Bonds) Ser 01B
       6.375%, 5/15/30..............................     1,000         1,106,680
                                                                    ------------
                                                                      37,301,748
                                                                    ------------
       Tennessee-1.5%
BBB    Memphis Shelby Cnty Spec Fac
       (Federal Express) Ser 93 AMT
       6.20%, 7/01/14...............................     6,200         6,341,422
AAA    Met Govt Nashvle/Dvdsn Cnty
       (Water System Rev) AMBAC Ser 92
       10.03%, 1/01/22(c)...........................     3,000         3,158,400
                                                                    ------------
                                                                       9,499,822
                                                                    ------------

       Texas-9.7%
BB     Alliance Arpt Auth Fac Imp
       (American Airlines) Ser 90 AMT
       7.50%, 12/01/29..............................    25,730        24,938,802
BBB    Alliance Arpt Auth Spec Fac
       (Federal Express) Ser 96 AMT
       6.375%, 4/01/21..............................    23,000        23,414,920
AAA    Corpus Christi Arpt Rev
       (Corpus Christi Int'l) FSA Ser 00B
       5.375%, 2/15/30..............................     7,100         7,282,683
BBB-   Dallas Fort Worth Texas Arpt Fac Imp
       (American Airlines) Ser 99 AMT
       6.375%, 5/01/35..............................     3,745         3,094,681
BBB    Tyler Health Fac Auth Hosp Rev
       (Mother Francis Hospital Regl Hlth) Ser 01
       6.00%, 7/01/31...............................     5,000         4,972,100
                                                                    ------------
                                                                      63,703,186
                                                                    ------------


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 19

------------------------
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       Virginia-1.3%
A2     Arlington IDA
       Hosp Rev (Arlington Hlth Sys) Ser 01
       5.25%, 7/01/31(b).........................      $ 2,500     $   2,451,925
AAA    Arlington IDA MFHR
       (Arlington View Terr) FNMA Ser 01 AMT
       5.15%, 11/01/31...........................        1,550         1,556,882
AAA    Fairfax Cnty
       (Parking Auth Fac) AMBAC Ser 01
       4.75%, 7/15/20............................        1,875         1,856,550
AAA    Norfolk Arpt Auth Rev
       FGIC Ser 01B AMT
       5.30%, 7/01/25............................        2,700         2,746,764
                                                                   -------------
                                                                       8,612,121
                                                                   -------------
       Total Long Term Municipal Bonds
         (cost $564,535,898).....................                    582,737,988
                                                                   -------------
       Short Term Municipal Notes(d)-8.8%
       Alaska-0.8%
A-1+   Anchorage Ed Fac
       (Alaska Pacific Univ) Ser 93
       2.05%, 7/01/17............................        5,315         5,315,000
                                                                   -------------
       Connecticut-1.9%
VMIG-1 Connecticut GO
       (Trust Rects) Ser JPMC4
       2.15%, 6/15/09(b).........................       12,575        12,575,000
                                                                   -------------
       Florida-1.0%
A-1+   Florida HDA MFHR
       AMBAC Ser 189 AMT
       2.21%, 2/01/35............................        1,305         1,305,000
A-1+   Florida St Board of Ed
       FGIC Ser 137
       2.10% to 2.28%, 12/01/08..................        4,985         4,985,000
                                                                   -------------
                                                                       6,290,000
                                                                   -------------
       Illinois-0.5%
A-1+   Illinois Dev Fin Auth
       (Porter Athletic Equip Proj) AMT
       2.18%, 7/01/21............................        3,300         3,300,000
                                                                   -------------
       Mississippi-0.4%
A-1+   Mississippi GO
       FSA Ser 01
       2.11% to 2.21%, 3/01/09...................        2,660         2,660,000
                                                                   -------------


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       Missouri-0.5%
A-1+   Independence MFHR
       (Groves and Graceland)
       2.00%, 11/01/27......................           $ 3,500     $   3,500,000
                                                                   -------------
       New Mexico-0.6%
A-1+   New Mexico Fin Auth
       GNMA/FNMA/FHLMC Ser 01 AMT
       2.25%, 9/01/32.......................             4,100         4,100,000
                                                                   -------------
       Oregon-1.6%
A-1+   Port of Portland
       (Horizon Air Ins Proj) Ser 97 AMT
       2.04%, 6/15/27.......................            10,610        10,610,000
                                                                   -------------
       Texas-0.2%
VMIG-1 Harris Cnty Hlth Fac
       (YMCA Gtr Houston) Series 99
       2.00%, 7/01/34(b)....................             1,000         1,000,000
                                                                   -------------
       Washington-1.3%
A-1    Washington Hsg Fin Comm
       (Emerald Heights Proj)
       2.15% to 2.25%, 1/01/21..............             6,500         6,500,000
A-1    Washington State Ind Rev
       (Ace Tank Proj) AMT
       2.30%, 11/01/18......................             2,100         2,100,000
                                                                   -------------
                                                                       8,600,000
                                                                   -------------
       Total Short Term Municipal Notes
         (cost $57,950,000).................                          57,950,000
                                                                   -------------

       Total Investments-97.6%
         (cost $622,485,898)................                         640,687,988
       Other assets less liabilities-2.4%...                          15,716,933
                                                                   -------------

       Net Assets-100%......................                       $ 656,404,921
                                                                   =============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 21

--------------------------
INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
--------------------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.3%

       Long Term Municipal Bonds-90.8%
       Alaska-17.0%
AAA    Alaska Hsg Fin Corp MFHR
       (Mortgage) MBIA Ser 96A
       6.05%, 12/01/17......................           $ 1,125     $   1,180,159
                                                                   -------------
AAA    Alaska Hsg Fin Corp SFMR
       (Mortgage) MBIA Ser 97A
       6.00%, 6/01/27.......................            25,000        26,142,000
       6.10%, 12/01/37......................            10,000        10,442,500
                                                                   -------------
                                                                      37,764,659
                                                                   -------------
       California-7.9%
AAA    Lancaster GO
       MBIA Ser 01
       Zero coupon, 8/01/22.................             2,380           807,582
       Zero coupon, 8/01/23.................             2,915           934,928
       Zero coupon, 8/01/24.................             3,265           989,425
AAA    Los Angeles Cnty Pub Works
       (Lease Rev) AMBAC Series 97V-B
       5.125%, 12/01/29.....................             3,400         3,463,988
AAA    Los Angeles Cnty Tran Auth
       (Sales Tax Revenue) FGIC Ser 00A
       5.25%, 7/01/30.......................             6,000         6,206,280
AAA    Los Angeles Cnty Trans Auth Spec Tax
       FSA Ser 99A
       4.75%, 7/01/28.......................             3,000         2,959,620
AAA    San Bernardino Cnty Redev
       (Ontario Proj #1) MBIA Ser 93 ETM
       5.80%, 8/01/23.......................             2,000         2,111,680
                                                                   -------------
                                                                      17,473,503
                                                                   -------------
       Colorado-5.7%
AAA    Denver City & Cnty
       (Arpt Sys Rev) MBIA Ser 95A
       5.70%, 11/15/25......................             6,375         6,706,181
AAA    Northwest Parkway Auth
       (Toll Rev) FSA Ser 01C
       Zero coupon, 6/15/25.................            10,000         5,997,000
                                                                   -------------
                                                                      12,703,181
                                                                   -------------
       Florida-5.6%
NR     Collier Cnty Comm Fac Dist
       (Fiddler's Creek) Series 99A
       5.875%, 5/01/21......................             9,305         9,214,462


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village) Asset Gty Ser 96A
       6.00%, 6/01/17............................      $ 3,000      $  3,265,470
                                                                    ------------
                                                                      12,479,932
                                                                    ------------
       Illinois-5.1%
AAA    Chicago Arpt Rev
       (Midway Arpt) MBIA Series 98B
       5.00%, 1/01/35............................        5,200         5,036,096
AAA    Chicago Stadium Rev
       (Soldier Field) AMBAC Series 01
       Zero coupon, 6/15/30......................       10,000         6,343,700
                                                                    ------------
                                                                      11,379,796
                                                                    ------------
       Massachusetts-1.7%
AAA    Massachusetts HFA MFHR
       (Residential Dev) AMBAC Ser 93A
       6.15%, 10/01/15...........................        3,500         3,641,400
                                                                    ------------
       Michigan-11.1%
AAA    Detroit Swr Sys Rev
       FGIC Ser 93A
       9.088%, 7/01/23(c)........................        6,210         7,116,784
AAA    Detroit Water Supply Systems
       FGIC Series 01B
       5.50%, 7/01/33............................        1,450         1,519,571
AAA    Kalamazoo HFA
       Hosp Rev (Borgess Med Ctr)
       FGIC Ser 94A ETM
       8.008%, 6/01/11(c)........................        5,140         5,519,178
AAA    Michigan
       (State Trunk Line Fund) FSA Ser 01A
       5.25%, 11/01/30...........................        1,000         1,015,530
AAA    Michigan Strategic Fund
       (Detroit Edison Co) MBIA Ser 95AA
       6.40%, 9/01/25............................        2,335         2,601,774
AAA    Royal Oak Hosp Fin Auth
       Hosp Rev (William Beaumont)
       MBIA Ser 01M
       5.25%, 11/15/35...........................        1,300         1,309,048
AAA    Wayne Charter Cnty
       (Detroit Metro Arpt Hotel Rev)
       MBIA Ser 01A
       5.00%, 12/01/30...........................        5,670         5,592,775
                                                                    ------------
                                                                      24,674,660
                                                                    ------------


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 23

--------------------------
INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
--------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       Minnesota-8.7%
AAA    Minnesota Agric & Econ Dev
       (Benedictine Hlth Sys) MBIA Ser 99
       5.125%, 2/15/29......................           $ 1,100     $   1,101,122
AAA    Minnesota HFA MFHR
       (Rental Hsg) MBIA Ser 95D
       6.00%, 2/01/22.......................             2,325         2,422,092
Aaa    Saint Paul MFHR
       (Wellington Proj) FHMLC Ser 99A
       5.10%, 2/01/24(b)....................               500           508,435
Aaa    St. Cloud Hosp Rev
       (Saint Cloud) FSA Ser 00A
       5.875%, 5/01/30(b)...................             1,000         1,078,010
AA     Waconia Hlth Fac
       (Ridgeview Med Ctr) Asset Gty Ser 99A
       6.125%, 1/01/29......................            12,955        14,082,992
                                                                   -------------
                                                                      19,192,651
                                                                   -------------
       New Jersey-1.8%
AAA    New Jersey Hlth Care Fac Fin Auth
       (Jersey City Med) FHA Ser 01 AMBAC
       5.00%, 8/01/41.......................             4,000         3,979,160
                                                                   -------------
       New York-4.8%
AAA    Nassau Cnty Hlth Fac
       (Nassau Hlth Sys Rev) FSA Ser 99
       5.75%, 8/01/29.......................            10,000        10,635,300
                                                                   -------------
       Ohio-4.0%
AAA    Akron Higher Ed
       (Univ of Akron) FGIC Ser 99
       5.75%, 1/01/29.......................             3,000         3,222,750
AAA    Summit Cnty GO
       FGIC Ser 00
       6.00%, 12/01/21......................             5,000         5,598,700
                                                                   -------------
                                                                       8,821,450
                                                                   -------------
       Pennsylvania-12.0%
AAA    Philadelphia Util Rev
       (Gas Works 3rd Ser) FSA
       5.125%, 8/01/31......................             5,000         5,012,900
AAA    South Central Gen Auth Hosp Rev
       (Wellspan Health) MBIA Ser 01
       5.25%, 5/15/31.......................            10,000        10,161,600
AAA    Southeastern Trans Auth
       (Trans Rev) FGIC Ser 99A
       4.75%, 3/01/29.......................             1,000           943,020


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    Washington Cnty
       (Capital Funding) AMBAC Ser 99
       6.15%, 12/01/29......................           $ 8,650    $   10,379,308
                                                                  --------------
                                                                      26,496,828
                                                                  --------------
       Rhode Island-3.9%
AA     Rhode Island Eco Dev Auth
       (Providence Place Mall Proj)
       Asset Gty Ser 00
       6.125%, 7/01/20......................             8,000         8,680,720
                                                                  --------------
       Texas-1.5%
AAA    Amarillo Hosp Rev
       (High Plains Baptist) FSA Ser 92B
       10.781%, 1/03/22(c)..................             3,200         3,372,928
                                                                  --------------
       Total Long Term Municipal Bonds
         (cost $191,252,218)................                         201,296,168
                                                                  --------------
       Short Term Municipal Notes(d)-7.5%
       Florida-2.0%
VMIG-1 Escambia Cnty Hlth Fac
       (Florida Hlth Fac) AMBAC
       2.11% to 2.33%, 7/01/16(b)...........             4,510         4,510,000
                                                                  --------------
       Michigan-0.6%
A-1+   Ypsilanti Ed Fac
       (Eastern Mich Univ) FGIC
       2.00% to 2.05%, 6/01/27..............             1,200         1,200,000
                                                                  --------------
       Mississippi-0.6%
P-1    Perry Cnty PCR
       (Leaf River Forest Proj)
       2.05%, 3/01/02(b)....................             1,400         1,400,000
                                                                  --------------
       Texas-2.5%
A-1+   Harris Cnty Hlth Fac
       (Childrens Hosp) MBIA Ser 99B-1
       2.05%, 10/01/29......................             2,400         2,400,000
VMIG   Harris Cnty Hlth Fac
       (Tirr Proj) Series 87
       2.00%, 10/01/17(b)...................             1,045         1,045,000
A-1+   North Central Hosp Rev
       (Dallas Methodist) MBIA Ser 85
       2.20% to 3.05%, 10/01/15.............             2,050         2,050,000
                                                                  --------------
                                                                       5,495,000
                                                                  --------------


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 25

--------------------------
INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
--------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       Virginia-1.8%
A-1+   Lynchburg Hosp Fac
       (VHA Mid Atlantic) AMBAC
       2.00%, 12/01/25......................            $4,000    $    4,000,000
                                                                  --------------
       Total Short Term Municipal Notes
         (cost $16,605,000).................                          16,605,000
                                                                  --------------
       Total Investments-98.3%
         (cost $207,857,218)................                      $  217,901,168
       Other assets less liabilities-1.7%...                           3,819,323
                                                                  --------------

       Net Assets-100%......................                      $  221,720,491
                                                                  ==============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-97.9%

       Long Term Municipal Bonds-96.3%
       New York-92.5%
Baa1   Cattaraugus Cnty Hgr Ed
       (Jamestown CC) Ser 00A
       6.50%, 7/01/30(b)....................           $ 1,000     $   1,073,890
A+     Chautauqua Cnty
       (Tobacco Settlement Bonds) Ser 00
       6.75%, 7/01/40(b)....................            14,020        15,473,734
BBB    Essex Cnty IDR
       (Int'l Paper) Ser 95A AMT
       5.80%, 12/01/19......................             5,000         5,151,650
Aaa    Glen Cove IDR
       (The Regency at Glen Cove)
       Ser 92B ETM
       Zero coupon, 10/15/19(b).............            35,010        12,077,050
BBB-   Herkimer Cnty IDR Hgr Ed
       (Herkimer CC Stud Hsg) Ser 00
       6.50%, 11/01/30......................             2,000         2,137,740
Aaa    Horseheads CCRC
       (Appleridge Retrmt Cmmty)
       GNMA Ser 99
       5.75%, 9/01/41(b)....................             4,000         4,230,280
AAA    Long Island Power Auth
       (Elec Rev) FSA Ser 01A
       5.25%, 9/01/28.......................            10,000        10,175,900
A      Monroe Cnty
       (Tobacco Settlement Bonds) Ser 00
       6.375%, 6/01/35......................            19,000        20,165,460
Aa1    Monroe Cnty MFHR
       (Southview Towers Proj) Ser 00 AMT
       6.25%, 2/01/31(b)....................             1,130         1,216,773
A-     Nassau Cnty
       (Tobacco Settlement Bonds) Ser 99-1
       6.60%, 7/15/39.......................            43,555        46,838,611
A      New York
       (Tobacco Settlement) TSASC Ser 99-1
       6.375%, 7/15/39......................            42,075        45,373,680
A      New York City GO
       Ser 93D
       10.095%, 8/01/14(c)..................            10,000        10,967,000
A      New York City GO
       Ser 96-J
       6.00%, 2/15/24.......................            11,200        12,048,624
AA     New York City Hsg Dev Corp
       MFHR (Rental Hsg) Ser 01C-2 AMT
       5.40%, 11/01/33......................             3,030         3,046,241


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 27

------------------------
NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

BBB-   New York City IDA Spec Fac
       (Airis JFK Proj) Ser 01A
       5.50%, 7/01/28............................      $ 7,000      $  6,501,670
BB     New York City IDR
       (American Airlines)
       Ser 90 AMT
       5.40%, 7/01/20............................        3,500         2,721,040
BB     New York City IDR
       (American Airlines) Ser 94 AMT
       6.90%, 8/01/24............................       12,000        11,022,960
A      New York City IDR
       (Terminal One LP) Ser 94 AMT
       6.125%, 1/01/24...........................       25,690        26,219,728
AA+    New York City Trans Fin Auth
       Ser 00B
       6.00%, 11/15/29...........................        6,000         6,521,400
A      New York City Trust Cultural Resources
       (Museum American Folk Art) ACA Ser 00
       6.125%, 7/01/30...........................        5,500         5,834,730
A      New York GO
       Ser 97A
       6.25%, 8/01/17............................       15,500        17,211,975
A      New York State Counties
       (Tobacco Settlement Bonds) Ser 00B
       5.80%, 6/01/23............................        3,175         3,381,153
       6.625%, 6/01/42...........................       10,000        10,981,200
Aa3    New York State Dorm Auth Hlth Fac
       (FTT Sr Communities)
       5.70%, 7/01/29(b).........................        4,000         4,285,080
BBB    Niagara Cnty IDA SWR
       (American Ref-Fuel Corp) Ser 01C AMT
       5.625%, 11/15/24..........................        3,000         3,136,710
AAA    Niagara Frontier Trans Arpt Rev
       (Buffalo Niagara) MBIA AMT
       5.625%, 4/01/29...........................        2,500         2,574,375
AAA    Niagara Frontier Trans Arpt Rev
       (Gtr Buffalo Int'l)
       AMBAC Ser 94A AMT
       6.25%, 4/01/24............................       16,125        17,261,006
AAA    NYS Dorm Auth
       Hlth Fac (Eger Rehab Ctr) FHA
       6.10%, 8/01/37............................        4,250         4,655,535
BBB    NYS Dorm Auth
       Hosp Rev (Mount Sinai) Ser 00
       6.50%, 7/01/25............................       10,000        10,952,800
AAA    NYS Energy Res & Dev Auth
       (Brooklyn Union Gas) MBIA AMT
       9.009%, 7/08/26(c)........................        6,000         6,260,040
A-     NYS Energy Res & Dev Auth
       (Long Island Ltg Co) Ser 95A AMT
       5.30%, 8/01/25............................        7,500         7,581,900


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26.......................          $ 15,000   $    16,313,100
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 88A AMT
       5.95%, 12/01/27......................             6,700         7,122,033
AAA    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 24 AMT
       6.125%, 10/01/30.....................            21,550        22,846,448
Aaa    NYS Mtg Agy SMFR
       (Homeowner Mort) Ser 31A AMT
       5.30%, 10/01/31(b)...................            10,000        10,110,200
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 42 AMT
       6.65%, 4/01/26(b)....................             4,500         4,721,220
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 46 AMT
       6.65%, 10/01/25(b)...................            16,780        17,684,442
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 82 AMT
       5.65%, 4/01/30(b)....................             9,200         9,399,272
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 84 AMT
       5.95%, 4/01/30(b)....................            27,545        28,712,632
A+     Onondaga Cnty IDR
       (Anheuser Busch) Ser 99 AMT
       6.25%, 12/01/34......................             3,500         3,826,375
AAA    Onondaga Cnty PCR
       (Bristol-Myers Squibb) AMT
       5.75%, 3/01/24.......................             4,000         4,458,080
AAA    Port Auth of NY & NJ
       (JFK Int'l Proj) MBIA Ser 97-6 AMT
       5.75%, 12/01/22......................             8,820         9,153,749
AAA    Port Auth of NY & NJ
       Cons Rev (121st) MBIA
       5.375%, 10/15/35.....................             5,000         5,088,750
AA-    Port Auth of NY & NJ
       Cons Rev (95th) AMT
       6.125%, 7/15/29......................            16,075        16,897,236
AAA    Port Auth of NY & NJ
       Cons Rev (96th) FGIC AMT
       6.60%, 10/01/23......................               510           548,515
NR     Suffolk County IDR
       (Nissequogue Cogen Fac) Ser 98 AMT
       5.50%, 1/01/23.......................             7,500         7,053,300
AAA    Troy Hsg Dev Corp MFHR
       (T.U.R.) FHA Ser 90C
       8.10%, 2/01/24.......................             1,175         1,233,080


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 29

------------------------
NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

A1     Ulster Cnty
       (Tobacco Settlement Bonds) Ser 01
       Zero coupon, 6/01/25(b)..............           $ 1,690     $   1,516,285
       Zero coupon, 6/01/40(b)..............             1,630         1,027,503
       6.00%, 6/01/40(b)....................             1,000         1,062,720
                                                                   -------------
                                                                     505,854,875
                                                                   -------------
       Texas-3.8%
BB-    Harris Cnty Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 7/01/19......................             3,155         2,254,689
BB-    Houston Arpt Fac Rev
       (Continental Airlines) Ser 01E AMT
       6.75%, 7/01/29.......................             2,100         1,603,644
       7.00%, 7/01/29.......................             8,125         6,408,675
BB-    Houston Arpt Fac Rev
       (Continental Airlines) Ser 97B AMT
       6.125%, 7/15/27......................             8,000         5,649,120
BB-    Houston Arpt Fac Rev
       (Continental Airlines) Ser 98C AMT
       5.70%, 7/15/29.......................             8,000         5,179,440
                                                                   -------------
                                                                      21,095,568
                                                                   -------------
       Total Long Term Municipal Bonds
         (cost $494,064,544)................                         526,950,443
                                                                   -------------
       Short Term Municipal Notes(d)-1.6%
       New York-1.6%
A-1    New York City GO
       Ser 94A-5
       1.95%, 8/01/15.......................             2,200         2,200,000
A-1+   New York City Trans Fin Auth
       (Future Tax Secured) Ser 99B-2
       2.00%, 11/01/26......................             4,500         4,500,000
VMIG-1 New York State Med Care Fac
       FHA Ser PA-82
       2.08%, 2/15/29(b)....................             2,000         2,000,000
                                                                   -------------
       Total Short Term Municipal Notes
         (cost $8,700,000)..................                           8,700,000
                                                                   -------------
       Total Investments-97.9%
         (cost $502,764,544)................                       $ 535,650,443
       Other assets less liabilities-2.1%...                          11,267,622
                                                                   -------------
       Net Assets-100%......................                       $ 546,918,065
                                                                   =============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.

--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-99.8%

       Long Term Municipal Bonds-95.9%
       California-94.9%
AAA    Alameda Transp Auth
       MBIA Ser 99A
       Zero coupon, 10/01/37................           $40,340     $   5,933,611
BBB+   Assoc Bay Area Gov Hosp Rev
       (Sharp Medical) Ser A
       6.125%, 8/15/20......................            22,000        23,189,980
AAA    Assoc Bay Area Gov MFHR
       (Civic Cntr Dr Apt) FSA Ser 99-A AMT
       5.875%, 3/01/32......................            16,880        17,614,280
NR     Calaveras Cnty Comm Fac Dist #2
       (Saddle Creek) Ser 01
       7.00%, 9/01/26.......................             6,220         6,380,103
BBB-   California Ed Fac Hgr Ed
       (Col of Arts & Crafts) Ser 01
       5.875%, 6/01/30......................             2,200         2,239,358
AAA    California GO
       (Veterans Housing) AMBAC Ser 95 AMT
       6.20%, 12/01/32......................             3,000         3,317,040
       6.375%, 2/01/27......................             4,835         4,880,642
AAA    California GO
       (Veterans Housing) FSA Ser 01 AMT
       5.60%, 12/01/19......................             9,180         9,377,553
       5.65%, 12/01/24......................            12,000        12,217,800
       5.70%, 12/01/28......................             6,000         6,108,720
A+     California GO
       (Veterans Housing) Ser 00BJ9/10 AMT
       6.00%, 12/01/24......................             7,000         7,288,960
       6.05%, 12/01/32......................             8,000         8,731,120
A-     California GO
       (Veterans Housing) Ser 95 AMT
       6.40%, 2/01/20.......................            12,025        12,078,632
AAA    California HFA MFHR
       (Home Mtg Rev) MBIA Ser 91C AMT
       7.00%, 8/01/23.......................             1,475         1,509,854
AAA    California HFA MFHR
       (Home Mtg Rev) MBIA Ser 97I AMT
       5.75%, 2/01/29.......................            13,945        14,382,455
A+     California HFA MFHR
       (Home Mtg Rev) Ser 92A AMT
       6.50%, 2/01/14.......................             4,865         5,045,637
AAA    California HFA SFMR
       (Home Mtg Rev) FHA Ser 95A-2 AMT
       6.45%, 8/01/25.......................             8,740         9,170,882


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 31

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    California HFA SFMR
       (Home Mtg Rev) FHA Ser 96R AMT
       6.15%, 8/01/27.......................           $ 2,880     $   3,040,013
AAA    California HFA SFMR
       (Home Mtg Rev) FSA Ser 01
       Zero coupon, 8/01/31.................            54,820        10,634,532
AAA    California HFA SFMR
       (Home Mtg Rev) FSA Ser 01-I AMT
       Zero coupon, 2/01/32.................            72,600        11,854,854
AAA    California HFA SFMR
       (Home Mtg Rev) FSA Ser 01-M AMT
       Zero coupon, 8/01/32.................            45,655         7,490,155
AAA    California HFA SFMR
       (Home Mtg Rev) MBIA Ser J AMT
       5.40%, 8/01/28.......................             6,345         6,401,597
AAA    California HFA SFMR
       (Home Mtg Rev) MBIA Ser 97M AMT
       5.60%, 8/01/29.......................             4,350         4,438,740
AA-    California HFA SFMR
       (Home Mtg Rev) Ser 94E AMT
       6.70%, 8/01/25.......................             1,030         1,061,168
AA     California HFA SFMR
       (Home Mtg Rev) Ser 99A-2 AMT
       5.25%, 8/01/26.......................             7,095         7,103,372
A+     California Hlth Fac Fin Auth
       (Sutter Health) Ser 00A
       6.25%, 8/15/35.......................            16,880        18,234,789
A      California Infra & Eco Dev Bank
       (American Ctr/Wine Food & Art)
       ACA Ser 99
       5.80%, 12/01/29......................            10,715        11,284,395
AAA    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) MBIA Ser 96 AMT
       5.35%, 12/01/16......................            15,500        16,536,330
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23......................            36,145        33,553,765
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93B AMT
       5.85%, 12/01/23......................            36,510        33,891,503
AAA    California Poll Ctl Fin Auth
       (So Calif Edison) MBIA Ser 99C AMT
       5.55%, 9/01/31.......................             7,950         8,336,290
CC     California Poll Ctl Fin Auth
       (So Calif Edison) Ser 92B AMT
       6.40%, 12/01/24......................             9,280         8,986,381
A      California Poll Ctl Fin Auth
       (Tracy Material Recovery)
       ACA Ser 99A AMT
       5.70%, 8/01/14.......................             3,670         3,936,442


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    California Rural MFA SFMR
       (Mortgage Revenue)
       GNMA/FNMA Ser 00B AMT
       6.25%, 12/01/31......................           $ 2,270     $   2,418,117
AAA    California Rural MFA SFMR
       (Mortgage Revenue)
       GNMA/FNMA Ser 00D AMT
       6.00%, 12/01/31......................             5,355         5,744,844
AAA    California Rural MFA SFMR
       (Mortgage Revenue)
       GNMA/FNMA Ser 99A AMT
       5.40%, 12/01/30......................             2,000         2,043,060
AAA    California Rural MFA SFMR
       (Mortgage Revenue) MBIA Ser 99A AMT
       5.40%, 12/01/30......................             4,905         4,999,912
NR     California Statewide Comm Dev Auth
       (Drew College Prep) Ser 00
       7.25%, 10/01/30......................             8,000         8,828,480
NR     California Statewide Comm Dev Auth
       (Saint Mark's School) Ser 01
       6.75%, 6/01/28.......................             2,555         2,642,611
NR     California Statewide Comm Dev Auth
       (San Diego Space & Science Fndn)
       Ser 96
       7.50%, 12/01/16......................             3,210         3,758,075
NR     California Statewide Comm Dev Auth
       (Sonoma Cntry Day Sch) Ser 99
       6.00%, 1/01/29.......................            14,000        14,384,440
BB-    California Statewide Comm Dev Auth
       (United Airlines) Ser 97 AMT
       5.625%, 10/01/34.....................            21,500        12,158,250
NR     California Statewide Comm Dev Auth
       (Wildwood Elem School) Ser 01
       7.00%, 11/01/29......................             8,000         8,290,480
NR     California Statewide Comm Dev Auth
       (Windward Sch) Ser 99
       6.90%, 9/01/23.......................             2,000         2,169,040
Aaa    California Statewide Comm Dev Auth
       Ed Fac
       (Loyola Marymount Univ) MBIA Ser 01
       Zero coupon, 10/01/36(b).............             7,615         1,181,544
       Zero coupon, 10/01/37(b).............             7,615         1,120,090
       Zero coupon, 10/01/38(b).............             6,615           922,462
       Zero coupon, 10/01/39(b).............             7,120           941,264
AAA    California Statewide Comm Dev Auth
       MFHR
       (Highland Creek Apts)
       FNMA Ser 01K AMT
       5.40%, 4/01/34.......................             5,745         5,835,541


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 33

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    California Statewide Comm Dev Auth
       MFHR
       (Santa Paula Vlg Apt)
       FNMA Ser 98D AMT
       5.43%, 5/01/28.............................     $ 2,090     $   2,117,860
NR     Carson Assess Dist
       (Dominguez Tech Ctr) Ser 01-1
       6.35%, 9/02/23.............................       3,825         3,916,265
       6.375%, 9/02/31............................       5,000         5,135,000
AAA    Castaic Lake Wtr Agy
       (Wtr Sys Imp Proj) MBIA Ser 01A
       5.20%, 8/01/30.............................       4,625         4,744,048
BBB+   Central Calif Joint Powers
       (Central Calif Comm Hosp) Ser 00
       6.00%, 2/01/30.............................      14,000        14,901,040
NR     Chino Comm Fac Dist #99-1
       (Spectrum West) Ser 99
       6.35%, 9/01/29.............................       3,450         3,520,277
NR     Chino Hills Comm Fac Dist
       (Fairfield Ranch) Ser 00
       6.95%, 9/01/30.............................       5,200         5,609,344
AA-    Chula Vista PCR
       (San Diego Gas & Elec) Ser 92A AMT
       6.40%, 12/01/27............................      28,240        29,158,082
Aaa    Contra Costa Cnty MFHR
       (Byron Park Proj) GNMA Ser 93A AMT
       6.40%, 1/20/31(b)..........................      11,860        12,625,682
NR     Corona Comm Fac Dist #97-2
       (Eagle Glen) Ser 98
       5.875%, 9/01/23............................       6,605         6,692,813
AAA    Cucamonga Cnty COP
       (Wtr Dist) FGIC Ser 01
       5.125%, 9/01/35............................       5,000         5,099,700
AA     El Centro Fin Auth Hosp Rev
       (El Centro Med Ctr) Ser 01
       5.375%, 3/01/26............................      18,000        19,259,280
NR     Encinitas Comm Fac Dist #1
       (Encinitas Ranch) Ser 98A
       6.00%, 9/01/30.............................      16,170        16,261,360
NR     Encinitas Rec Rev
       (Encinitas Ranch Golf Course) Ser 96A
       7.75%, 9/01/26.............................      10,400        11,316,552
NR     Fontana Comm Fac Dist #11
       (Heritage West End) Ser 99A
       6.50%, 9/01/28.............................       9,150         9,618,754
NR     Kern Cnty Comm Fac Dist #00-1
       (Tejon Ranch) Ser 00A
       7.20%, 9/01/30.............................       5,815         6,599,385
NR     Kern Cnty Comm Fac Dist #00-1
       (Tejon Ranch) Ser 00A ETM
       7.20%, 9/01/30.............................       4,110         4,664,398


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

NR     La Verne Comm Fac Dist #88-1
       Spec Tax Ser 98
       5.875%, 3/01/14......................           $ 6,475     $   6,678,445
AA-    Long Beach Port Fac
       (Harbor Rev) Ser 93 AMT
       5.125%, 5/15/18......................            16,325        16,545,061
AAA    Los Angeles Cnty Arpt
       (Ontario Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 5/15/22.......................            12,780        13,902,467
BB     Los Angeles Comm Redev MFHR
       (Grand Ctrl Proj) Ser 93A AMT
       5.85%, 12/01/26......................             4,030         4,045,233
AAA    Los Angeles Dept of Wtr & Pwr
       (Electric Revenue) FGIC Ser 01A
       5.125%, 7/01/41......................            10,000        10,167,700
AAA    Los Angeles Dept of Wtr & Pwr
       (Electric Revenue) MBIA Ser 01A
       5.00%, 7/01/24.......................            12,600        12,750,948
AA     Los Angeles Dept of Wtr & Pwr
       (Electric Revenue) Ser 01A
       5.125%, 7/01/41......................             2,030         2,056,877
AAA    Los Angeles Harbor Rev
       MBIA Ser 96B AMT
       6.20%, 8/01/25.......................            10,000        11,110,200
AA     Los Angeles Harbor Rev
       Ser 96B AMT
       5.375%, 11/01/23.....................            13,250        13,671,085
AAA    Los Angeles MFHR
       (Park Plaza West) GNMA AMT
       5.50%, 1/20/43.......................             5,000         5,068,550
Aaa    Napa MFHR
       (Vintage at Napa Apts)
       FNMA Ser 01A AMT
       5.20%, 6/15/34(b)....................             4,500         4,545,855
A      No Calif / Sacramento
       (Tobacco Settlement Bonds) Ser 01A
       5.375%, 6/01/41......................             5,500         5,571,610
AAA    No Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA Ser 93A
       7.096%, 4/29/24(c)...................            21,750        23,510,445
NR     Novato Comm Fac Dist #94-1
       (Hamilton Field) Ser 95 ETM
       7.375%, 9/01/25......................            10,720        11,466,326
NR     Ontario Calif Ltd. Assess Dist #107
       (Calif Commerce Ctr So)
       7.70%, 9/02/10.......................             2,825         2,920,174
AAA    Orange Cnty Arpt Rev
       (John Wayne Int'l) MBIA Ser 93 AMT
       5.50%, 7/01/18.......................             4,500         4,651,380


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 35

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

NR     Orange Cnty Comm Fac Dist #99-1
       (Ladera Ranch) Ser 99A
       6.70%, 8/15/29.......................           $ 3,000     $   3,224,490
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Corr Agy) Ser 95A ETM
       Zero coupon, 1/01/24.................            10,255         3,338,515
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Corr) Ser 95A ETM
       Zero coupon, 1/01/25.................            15,000         4,621,050
       Zero coupon, 1/01/27.................            10,000         2,776,000
       Zero coupon, 1/01/28.................            10,000         2,631,400
       Zero coupon, 1/01/30.................            27,935         6,637,356
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       MBIA Ser 97 ETM
       Zero coupon, 1/15/32.................            10,000         1,995,200
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       Ser 93 ETM
       Zero coupon, 1/01/17.................            16,000         7,727,840
       Zero coupon, 1/01/19.................            20,000         8,557,600
       Zero coupon, 1/01/20.................            20,000         8,101,400
       Zero coupon, 1/01/21.................            20,000         7,622,000
       Zero coupon, 1/01/23.................            35,000        12,010,950
       Zero coupon, 1/01/25.................            18,100         5,576,067
AAA    Palm Springs COP
       Ser 91B ETM
       Zero coupon, 4/15/21.................            64,500        21,421,095
AAA    Palm Springs Fin Auth Arpt Rev
       (Palm Springs Regional Arpt)
       MBIA Ser 92 AMT
       6.00%, 1/01/22.......................             6,860         7,028,687
A-     Placer Cnty Res Rec
       (Wtrn Placer Wst Mgmt) Ser 94 AMT
       6.75%, 7/01/14.......................             5,800         6,322,116
AAA    Port of Oakland
       MBIA Ser 92E AMT
       6.40%, 11/01/22......................            23,370        24,658,622
       6.50%, 11/01/16......................             8,000         8,461,040
BBB+   Port of Oakland Spec Fac
       (Mitsui OSK Lines) Ser 92A AMT
       6.80%, 1/01/19.......................             3,700         3,822,285
NR     Rancho Santa Fe Comm Fac Dist #1
       (Santa Fe Vly) Ser 00
       6.60%, 9/01/20.......................             1,135         1,166,144
       6.70%, 9/01/30.......................            12,175        12,466,226
NR     Riverside Cnty Assess Dist #161
       (Winchester Prop) Ser 94C
       10.00%, 9/02/14......................             4,475         5,384,947


--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

NR     Riverside Comm Fac Dist #89-1
       (MTN Cove) Ser 00
       6.50%, 9/01/25.......................           $ 3,390      $  3,491,225
NR     Roseville Comm Fac Dist #1
       (Highland Reserve North) Ser 99
       6.30%, 9/01/25.......................             6,975         7,211,522
NR     Roseville Comm Fac Dist #1
       (No Central Roseville) Ser 99
       5.80%, 9/01/17.......................             7,015         7,168,699
NR     Roseville Comm Fac Dist #1
       (Woodcreek West) Ser 99
       6.70%, 9/01/25.......................             3,000         3,190,470
AA-    Roseville GO
       (High School District) Ser 01E
       5.25%, 8/01/26.......................             2,435         2,509,414
AAA    Sacramento Cnty Arpt Sys Rev
       MBIA Ser 96A AMT
       5.90%, 7/01/24.......................             5,050         5,467,938
AAA    Sacramento Cnty Hsg Auth MFHR
       (Cottage Estates) FNMA Ser 00B AMT
       6.00%, 2/01/33.......................             5,300         5,654,517
Aaa    Sacramento Cnty Hsg Auth MFHR
       (Verandas Apts) FNMA Ser 00H AMT
       5.70%, 3/01/34(b)....................             2,875         2,952,108
NR     Sacramento Comm Fac Dist #97-01
       (N Natomas) Ser 00B
       7.25%, 9/01/30.......................             5,400         6,164,478
NR     Sacramento Comm Fac Dist #97-01
       (No Natomas Proj) Ser 97A
       6.70%, 9/01/17.......................             6,200         6,529,344
       6.75%, 9/01/27.......................             9,370         9,873,637
NR     Sacramento Comm Fac Lease Rev
       (No Natomas Proj) Ser 99A
       6.25%, 9/01/23.......................             7,435         7,656,414
AAA    Sacramento Municipal Util Dist
       FGIC Ser 92A
       10.541%, 8/15/18(c)..................             1,000         1,080,450
NR     San Bernardino Cnty Comm Fac Dist #1
       (Rancho Etiwanda) Ser 01
       6.40%, 9/01/31.......................             8,000         8,225,520
NR     San Bernardino Cnty Comm Fac Dist #1
       (Rancho Etiwanda) Ser 01 ETM
       6.40%, 9/01/31.......................             3,150         3,238,798
Aaa    San Bernardino SFMR
       (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
       4.60%, 7/01/34(b)....................             8,000         8,525,600
AAA    San Diego HFA MFHR
       (Rental Hsg Rev)
       GNMA/FNMA Ser 98C AMT
       5.25%, 1/20/40.......................             6,380         6,407,243


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 37

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    San Diego Hsg Auth MFHR
       (Vista La Rosa Apt) GNMA Ser 00A AMT
       6.00%, 7/20/41.......................           $10,230     $  10,815,463
AAA    San Francisco City & Cnty Int'l Arpt
       AMBAC Ser 94 II-6 AMT
       6.60%, 5/01/24.......................             5,000         5,426,750
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 94 II-5 AMT
       6.50%, 5/01/24.......................            11,000        11,913,000
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 96-II AMT
       6.25%, 5/01/26.......................             7,000         7,915,880
AAA    San Francisco City & Cnty Int'l Arpt
       FSA Ser 00A AMT
       6.125%, 1/01/27......................             1,500         1,667,070
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 10A AMT
       5.70%, 5/01/26.......................             9,385         9,888,505
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 93 AMT
       6.20%, 5/01/20.......................             5,580         5,910,225
NR     San Francisco Comm Fac Dist #6
       (Mission Bay) Ser 01
       6.125%, 8/01/31......................             7,000         7,096,530
A      San Francisco Univ Ed Fac
       (Student Hsg Rev) ACA Ser 99
       5.25%, 7/01/32.......................            17,750        17,809,995
AAA    San Jose Arpt Rev
       (San Jose Arpts) FGIC Ser 93 AMT
       5.70%, 3/01/18.......................             8,825         9,137,935
NR     Santa Margarita Wtr Fac Dist #99-1
       (Talega) Ser 99
       6.20%, 9/01/20.......................             5,330         5,544,053
       6.25%, 9/01/29.......................            22,800        23,403,288
       6.25%, 9/01/29.......................             4,545         4,692,621
AAA    So Calif HFA SFMR
       GNMA/FNMA Ser 92A AMT
       6.75%, 9/01/22.......................               670           683,715
AAA    So Tahoe Joint Pwr Fin Auth
       Ser 95A CAP MAC
       5.75%, 10/01/25......................             3,000         3,231,450
NR     Stockton Calif Assmt Dist
       (West 8th St Proj) Ser 99
       6.30%, 9/02/21.......................             4,200         4,330,914
AAA    Tulare Sewer Rev
       (Lease Rev) FSA Ser 01
       4.75%, 11/15/31......................             2,860         2,814,984
AAA    Univ of Calif Regents
       (Hgr Ed) FGIC Ser 01M
       5.125%, 9/01/30......................            17,770        18,147,079


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

Baa2   West Kern COP
       (Cnty Water Dist) Ser 01
       5.625%, 6/01/31(b)...................           $ 3,000    $    3,061,050
BBB+   Westminster Redev Agy MFHR
       (Rose Garden Apt) Ser 93A AMT
       6.75%, 8/01/24.......................             4,300         4,492,941
NR     Winchester Hills Comm Fac Dist #98-1
       (Winchester Hills) Ser 98A
       6.30%, 9/01/18.......................             4,460         4,599,999
       6.375%, 9/01/28......................             6,565         6,749,674
AAA    Yolo Cnty Hsg Auth MFHR
       (Waggener Ranch Apts) FHA Ser 91 AMT
       7.00%, 10/01/33......................             8,920         9,320,776
NR     Yorba Linda Rec Rev
       (Black Gold Golf Proj) Ser 00
       7.50%, 10/01/30......................            10,180        11,015,269
                                                                  --------------
                                                                   1,174,158,932
                                                                  --------------
       Puerto Rico-1.0%
AAA    Puerto Rico SFMR
       (Home Mtg Rev) GNMA Ser 98 AMT
       5.20%, 12/01/32......................             1,385         1,407,271
A      Puerto Rico Tobacco Settlement Rev
       (Childrens Trust Fund)
       6.00%, 7/01/26.......................             9,775        10,604,311
                                                                  --------------
                                                                      12,011,582
                                                                  --------------
       Total Long Term Municipal Bonds
         (cost $1,102,267,172)..............                       1,186,170,514
                                                                  --------------
       Short Term Municipal Bonds(d)-3.9%
       California-3.9%
A-1+   California GO
       FGIC Putter 142
       1.88%, 12/01/23......................             8,000         8,000,000
SP-1+  California GO
       RAN Ser 581-A
       1.95%, 6/28/02.......................            12,400        12,400,000
VMIG-1 California GO
       (Trust Rects) MBIA Ser JPMC3
       2.00% to 2.30%, 6/01/13(b)...........             4,900         4,900,000
VMIG-1 California GO
       (Trust Rects) Ser CMC5
       2.25%, 9/01/08(b)....................             6,995         6,995,000
A-1+   Los Angeles Cnty MFHR
       (Malibu Canyon)
       1.75%, 6/01/10.......................             4,700         4,700,000
A-1+   Los Angeles Dept of Wtr & Pwr
       FSA Putter 183
       1.85%, 1/01/09.......................             7,500         7,500,000


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 39

------------------------
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

VMIG-1 Los Angeles Dept of Wtr & Pwr
       (Trust Rects) MBIA Ser JPMC-1
       2.30%, 1/01/09(b)....................           $ 3,995    $    3,995,000
                                                                  --------------
       Total Short Term Municipal Bonds
         (cost $48,490,000).................                          48,490,000
                                                                  --------------
       Total Investments-99.8%
         (cost $1,150,757,172)..............                       1,234,660,514
       Other assets less liabilities-0.2%...                           2,514,775
                                                                  --------------

       Net Assets-100%......................                      $1,237,175,289
                                                                  ==============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       California Municipal Bonds-99.6%

       Long Term Municipal Bonds-93.1%
AAA    Alameda Transp Auth
       MBIA Ser 99A
       Zero coupon, 10/01/36................           $39,940     $   6,197,090
AAA    California GO
       (Veterans Housing) FSA Ser 01
       5.60%, 12/01/32......................             7,000         7,143,850
AAA    California HFA MFHR
       (Home Mtg Rev) AMBAC Ser 95A
       6.25%, 2/01/37.......................             5,000         5,270,750
A      California Infra & Eco Dev Bank
       (American Ctr/Wine Food & Arts)
       ACA Ser 99
       5.75%, 12/01/24......................             5,000         5,276,500
NR     California Statewide Comm Dev Auth
       Ed Fac
       (Live Oak School) Ser 00
       6.75%, 10/01/30......................             6,000         6,258,300
AAA    Capistrano Sch Dist GO
       FGIC Ser 00A
       6.00%, 8/01/24.......................             1,550         1,731,614
AAA    Capistrano Sch Dist GO
       FSA Ser 01B
       Zero coupon, 8/01/20.................             8,465         3,234,815
       Zero coupon, 8/01/25.................            16,000         4,589,920
AAA    Castaic Lake Wtr Agy
       (Wtr Sys Imp Proj) AMBAC Ser 99A
       Zero coupon, 8/01/28.................            10,445         2,545,655
       Zero coupon, 8/01/29.................            10,445         2,414,780
AAA    Chino Redev Agy Spec Tax
       AMBAC Ser 01A
       5.125%, 9/01/30......................             4,360         4,456,181
AAA    Chino Redev Agy Spec Tax
       AMBAC Ser 01B
       5.25%, 9/01/30.......................             5,540         5,740,659
AAA    Coronado Comm Dev Proj Tax Alloc
       FSA Ser 96
       6.00%, 9/01/26.......................             8,700         9,676,575
NR     Fontana Comm Fac Dist #12
       (Sierra Lakes) Ser 99
       6.625%, 9/01/30......................             7,250         7,648,750
AAA    Fontana Pub Fin Auth Tax Alloc
       (No Fontana) MBIA Ser 93A
       5.625%, 9/01/24......................             8,805         9,241,112


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 41

----------------------------
INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
----------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    Glendale Hlth Fac
       (Glendale Mem Hosp)
       CONNIE LEE Ser 95A
       5.60%, 11/15/25.............................    $ 2,000      $  2,102,060
AAA    La Mirada Tax Alloc
       (Commercial Redev) FSA Ser 95B
       5.90%, 8/15/24..............................      5,000         5,404,750
NR     Lancaster Redev Agy MFHR
       (High Valley Apartments) FHA Ser 96A
       6.00%, 6/01/27..............................      4,170         4,337,592
AAA    Long Beach
       (Aquarium of the Pacific Proj)
       AMBAC Ser 01
       5.25%, 11/01/30.............................      7,000         7,266,560
NR     Los Angeles Cnty Comm Fac Dist #92-1
       (Castaic Union SD Northlake Proj) Ser 92
       9.00%, 10/01/19.............................      8,710         9,154,297
AAA    Los Angeles Comm Redev Tax Alloc
       (Bunker Hill Proj) FSA Ser 93H
       5.60%, 12/01/28.............................      4,000         4,140,840
AAA    Los Angeles Dept of Wtr & Pwr
       (Electric Revenue) MBIA Ser 01A
       5.00%, 7/01/24..............................      6,300         6,375,474
AAA    Manteca Comm Fac Dist #89-1
       (Special Tax) MBIA Ser 01
       Zero coupon, 9/01/31........................     11,910         2,424,042
AAA    Mojave Wtr Agy Imp Dist M
       (Morongo Basin Pipeline) FGIC Ser 96
       5.80%, 9/01/22..............................     10,000        10,956,200
AAA    Orange Cnty COP
       (Loma Ridge Data Ctr Proj) AMBAC
       6.00%, 6/01/21..............................      1,000         1,141,530
AAA    Orange Cnty Recovery Certificates
       MBIA Ser 96A
       6.00%, 7/01/26..............................      3,000         3,333,450
AAA    Orange Cnty Sr Lien ETM
       (San Joaquin Hills Transp Corr) MBIA
       Zero coupon, 1/15/36........................     62,415        10,025,715
AAA    Poway Redev Agy Spec Tax
       (Paguay Proj) AMBAC Ser 01 ETM
       5.375%, 12/15/31............................      7,550         7,940,864
AAA    Redding COP
       (Elec Sys Rev) MBIA Ser 92A
       10.53%, 7/01/22.............................      2,000         2,706,660
AAA    Riverside Cnty Spec Tax
       (Jurupa Valley) AMBAC Ser 01
       5.125%, 10/01/35............................      5,000         5,100,350
AAA    Riverside Cnty Spec Tax
       (Jurupa Valley) AMBAC Ser 01 ETM
       5.25%, 10/01/35.............................     10,000        10,358,100


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

NR     Roseville CFD #1
       (Highland Reserve No) Ser 99
       6.30%, 9/01/25.......................           $ 2,990     $   3,091,391
AAA    Ross Valley GO
       (School District) FSA Ser 01
       Zero coupon, 7/01/26.................             6,780         1,848,974
AAA    Sacramento Muni Util Dist
       FGIC Ser 92A
       10.541%, 8/15/18(c)..................             1,500         1,620,675
AAA    Sacramento Muni Util Dist
       MBIA Ser 93E
       5.75%, 5/15/22.......................             5,000         5,266,100
AAA    San Jose Airport Rev
       FGIC Ser 01A
       5.00%, 3/01/31.......................            10,000        10,058,500
AAA    San Juan GO
       (Unified Sch Dist) FSA Ser 01
       Zero coupon, 8/01/26.................             6,105         1,657,630
AAA    So Tahoe
       (Joint Pwr Fin Auth) Ser 95A CAP MAC
       5.75%, 10/01/25......................             1,500         1,615,725
AAA    Univ of California Regents Hosp Rev
       (UCLA Med Ctr) MBIA Ser 94
       5.50%, 12/01/20......................             1,685         1,750,176
                                                                   -------------
       Total Long Term Municipal Bonds
         (cost $188,850,904)................                         201,104,206
                                                                   -------------
       Short Term Municipal Notes(d)-6.5%
VMIG-1 California GO
       (Trust Rects) MBIA Ser JPMC3
       2.15%, 6/01/13(b)....................             5,095         5,095,000
VMIG-1 Los Angeles Dept of Wtr & Pwr
       (Trust Rects) MBIA Ser JPMC1
       2.30%, 1/01/09(b)....................             9,000         9,000,000
                                                                   -------------
       Total Short Term Municipal Notes
         (cost $14,095,000).................                          14,095,000
                                                                   -------------
       Total Investments-99.6%
         (cost $202,945,904)................                         215,199,206
       Other assets less liabilities-0.4%...                             826,045
                                                                   -------------
       Net Assets-100%......................                     $   216,025,251
                                                                 ===============

See footnote summary on page 44.

See Glossary of Terms on page 44.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 43

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

(a)   Unaudited.
(b)   Moody's or Fitch Rating (unaudited).
(c) Inverse floater security - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA         American Capital Access Financial Guaranty Corporation
      AMBAC       American Municipal Bond Assurance Corporation
      AMT         Alternative Minimum Tax - (subject to)
      CAP MAC     Capital Markets Assurance Corporation
      CCRC        Congregate Care Retirement Center
      CDA         Community Development Administration
      CONNIE LEE  Connie Lee Insurance Company
      COP         Certificate of Participation
      ETM         Escrow to Maturity
      FGIC        Financial Guaranty Insurance Company
      FHA         Federal Housing Administration
      FHLMC       Federal Home Loan Mortgage Corporation
      FNMA        Federal National Mortgage Association
      FSA         Financial Security Assurance Inc.
      GNMA        Government National Mortgage Association
      GO          General Obligation
      HDA         Housing Development Authority
      HFA         Housing Finance Authority
      IDA         Industrial Development Authority
      IDR         Industrial Development Revenue
      MBIA        Municipal Bond Investors Assurance
      MFA         Mortgage Finance Authority
      MFHR        Multi-Family Housing Revenue
      NR          Rating not applied for
      PCR         Pollution Control Revenue
      RAN         Revenue Anticipation Note
      SFMR        Single Family Mortgage Revenue
      SWR         Solid Waste Revenue
      TSASC       Tobacco Settlement Asset Securitization Corporation
      VA          Veterans Affairs

      See notes to financial statements.


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
October 31, 2001

                                                                        Insured
                                                    National            National
                                                  =============      =============
Assets
Investments in securities, at value
  (cost: $622,485,898 and
  $207,857,218, respectively) ...............     $ 640,687,988      $ 217,901,168
Receivable for investment securities sold ...        20,144,722            652,008
Interest receivable .........................        12,516,550          3,556,950
Receivable for capital stock sold ...........         1,907,417            713,314
                                                  -------------      -------------
Total assets ................................       675,256,677        222,823,440
                                                  =============      =============
Liabilities
Due to custodian ............................           652,590            153,091
Payable for investment securities
  purchased .................................        15,035,977                 -0-
Payable for capital stock redeemed ..........         1,584,185            377,781
Dividends payable ...........................           982,655            285,434
Distribution fee payable ....................           303,611             85,890
Advisory fee payable ........................           111,191             93,160
Accrued expenses ............................           181,547            107,593
                                                  -------------      -------------
Total liabilities ...........................        18,851,756          1,102,949
                                                  -------------      -------------
Net Assets ..................................     $ 656,404,921      $ 221,720,491
                                                  =============      =============
Composition of Net Assets
Capital stock, at par .......................     $      63,484      $      22,027
Additional paid-in capital ..................       674,521,030        217,231,768
Distributions in excess of net
  investment income .........................          (982,655)          (285,434)
Accumulated net realized loss on
  investment transactions ...................       (35,397,995)        (5,291,820)
Net unrealized appreciation of investments ..        18,201,057         10,043,950
                                                  -------------      -------------
                                                  $ 656,404,921      $ 221,720,491
                                                  =============      =============
Class A Shares
Net assets ..................................     $ 425,505,991      $ 169,744,448
                                                  =============      =============
Shares of capital stock outstanding .........        41,141,930         16,855,379
                                                  =============      =============
Class B Shares
Net assets ..................................     $ 132,074,165      $  35,326,459
                                                  =============      =============
Shares of capital stock outstanding .........        12,780,692          3,515,384
                                                  =============      =============
Class C Shares
Net assets ..................................     $  98,824,765      $  16,649,584
                                                  =============      =============
Shares of capital stock outstanding .........         9,561,184          1,656,441
                                                  =============      =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption
  price per share ...........................     $       10.34      $       10.07
Sales charge--4.25% of public
  offering price ............................               .46                .45
                                                  -------------      -------------
Maximum offering price ......................     $       10.80      $       10.52
                                                  =============      =============
Class B Shares
Net asset value and offering price
  per share .................................     $       10.33      $       10.05
                                                  =============      =============
Class C Shares
Net asset value and offering price
  per share .................................     $       10.34      $       10.05
                                                  =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 45

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                      New York            California
                                                  ===============      ===============
Assets
Investments in securities, at value
  (cost: $502,764,544 and
  $1,150,757,172, respectively) .............     $   535,650,443      $ 1,234,660,514
Cash ........................................             403,577              351,476
Receivable for investment securities sold ...          11,701,248              338,144
Interest receivable .........................           7,784,493           18,744,481
Receivable for capital stock sold ...........           3,268,605            3,349,151
                                                  ---------------      ---------------
Total assets ................................         558,808,366        1,257,443,766
                                                  ===============      ===============
Liabilities
Payable for investment securities
  purchased .................................           8,805,145           14,788,871
Payable for capital stock redeemed ..........           1,787,085            2,444,980
Dividends payable ...........................             794,864            1,774,116
Distribution fee payable ....................             266,023              595,113
Advisory fee payable ........................              68,778              390,146
Accrued expenses ............................             168,406              275,251
                                                  ---------------      ---------------
Total liabilities ...........................          11,890,301           20,268,477
                                                  ---------------      ---------------
Net Assets ..................................     $   546,918,065      $ 1,237,175,289
                                                  ===============      ===============
Composition of Net Assets
Capital stock, at par .......................     $        55,062      $       112,485
Additional paid-in capital ..................         536,974,184        1,197,974,894
Distributions in excess of net
  investment income .........................            (295,043)          (1,774,116)
Accumulated net realized loss on
  investment transactions ...................         (22,702,037)         (43,041,316)
Net unrealized appreciation of investments ..          32,885,899           83,903,342
                                                  ---------------      ---------------
                                                  $   546,918,065      $ 1,237,175,289
                                                  ===============      ===============
Class A Shares
Net assets ..................................     $   326,499,665      $   755,947,153
                                                  ===============      ===============
Shares of capital stock outstanding .........          32,878,558           68,726,667
                                                  ===============      ===============
Class B Shares
Net assets ..................................     $   165,787,481      $   269,725,903
                                                  ===============      ===============
Shares of capital stock outstanding .........          16,687,330           24,527,103
                                                  ===============      ===============
Class C Shares
Net assets ..................................     $    54,630,919      $   211,502,233
                                                  ===============      ===============
Shares of capital stock outstanding .........           5,496,350           19,231,660
                                                  ===============      ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption
  price per share ...........................     $          9.93      $         11.00
Sales charge--4.25% of public
  offering price ............................                 .44                  .49
                                                  ---------------      ---------------
Maximum offering price ......................     $         10.37      $         11.49
                                                  ===============      ===============
Class B Shares
Net asset value and offering price
  per share .................................     $          9.93      $         11.00
                                                  ===============      ===============
Class C Shares
Net asset value and offering price
  per share .................................     $          9.94      $         11.00
                                                  ===============      ===============

See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                      Insured
                                                                    California
                                                                  =============
Assets
Investments in securities, at value (cost: $202,945,904) ...      $ 215,199,206
Interest receivable ........................................          2,300,832
Receivable for capital stock sold ..........................          1,544,876
                                                                  -------------
Total assets ...............................................        219,044,914
                                                                  =============
Liabilities
Due to custodian ...........................................             18,501
Payable for investment securities purchased ................          2,321,735
Dividends payable ..........................................            279,341
Payable for capital stock redeemed .........................            147,537
Advisory fee payable .......................................             96,950
Distribution fee payable ...................................             80,064
Accrued expenses ...........................................             75,535
                                                                  -------------
Total liabilities ..........................................          3,019,663
                                                                  -------------
Net Assets .................................................      $ 216,025,251
                                                                  =============
Composition of Net Assets
Capital stock, at par ......................................      $      14,944
Additional paid-in capital .................................        202,110,422
Distributions in excess of net investment income ...........           (279,340)
Accumulated net realized gain on
  investment transactions ..................................          1,925,923
Net unrealized appreciation of investments .................         12,253,302
                                                                  =============
                                                                  $ 216,025,251
                                                                  =============
Class A Shares
Net assets .................................................      $ 168,469,185
                                                                  -------------
Shares of capital stock outstanding ........................         11,656,077
                                                                  =============
Class B Shares
Net assets .................................................      $  27,015,144
                                                                  -------------
Shares of capital stock outstanding ........................          1,868,030
                                                                  =============
Class C Shares
Net assets .................................................      $  20,540,922
                                                                  -------------
Shares of capital stock outstanding ........................          1,419,498
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share .............      $       14.45
Sales charge--4.25% of public offering price ...............                .64
                                                                  -------------
Maximum offering price .....................................      $       15.09
                                                                  =============
Class B Shares
Net asset value and offering price per share ...............      $       14.46
                                                                  =============
Class C Shares
Net asset value and offering price per share ...............      $       14.47
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 47

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended October 31, 2001

                                                                     Insured
                                                  National           National
                                                ============       ============
Investment Income
Interest .................................      $ 37,364,438       $ 11,777,820
                                                ------------       ------------
Expenses
Advisory fee .............................         3,961,866          1,307,037
Distribution fee - Class A ...............         1,245,647            497,401
Distribution fee - Class B ...............         1,244,587            307,388
Distribution fee - Class C ...............           942,243            148,684
Transfer agency ..........................           478,695            152,914
Custodian ................................           167,552             98,781
Administrative ...........................            95,250             95,250
Printing .................................            79,280             26,171
Audit and legal ..........................            62,167             42,059
Registration .............................            28,277             41,042
Directors' fees ..........................             4,500              4,800
Miscellaneous ............................            26,092              7,774
                                                ------------       ------------
Total expenses ...........................         8,336,156          2,729,301
                                                ------------       ------------
Less: advisory fee waived (see note B) ...        (2,694,069)          (208,218)
                                                ------------       ------------
Net expenses .............................        (5,642,087)         2,521,083
                                                ------------       ------------
Net investment income ....................        31,722,351          9,256,737
                                                ============       ============
Realized and Unrealized Gain
on Investments
Net realized gain on investment
  transactions ...........................        11,937,744          6,264,852
Net change in unrealized
  appreciation/depreciation
  of investments .........................           811,355          4,460,983
                                                ------------       ------------
Net gain on investments ..................        12,749,099         10,725,835
                                                ------------       ------------
Net Increase in Net Assets
  from Operations ........................      $ 44,471,450       $ 19,982,572
                                                ============       ============

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                   New York         California
                                                 ============      ============
Investment Income
Interest ...................................     $ 27,743,844      $ 65,615,414
                                                 ------------      ------------
Expenses
Advisory fee ...............................        2,948,374         7,143,501
Distribution fee - Class A .................          889,574         2,159,470
Distribution fee - Class B .................        1,272,430         2,448,069
Distribution fee - Class C .................          479,720         1,783,298
Transfer agency ............................          260,162           415,565
Custodian ..................................          131,349           241,012
Printing ...................................           96,402            89,547
Administrative .............................           95,250            95,250
Audit and legal ............................           59,054           133,310
Registration ...............................           18,102            71,911
Directors' fees ............................            8,000             5,300
Miscellaneous ..............................           17,697            50,271
                                                 ------------      ------------
Total expenses .............................        6,276,114        14,636,504
                                                 ------------      ------------
Less: advisory fee waived (see note B) .....       (2,240,764)       (2,857,400)
                                                 ------------      ------------
Net expenses ...............................        4,035,350        11,779,104
                                                 ------------      ------------
Net investment income ......................       23,708,494        53,836,310
                                                 ------------      ------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
  transactions .............................       (6,932,652)       (8,202,585)
Net change in unrealized
  appreciation/depreciation
  of investments ...........................       15,639,823        23,494,311
                                                 ------------      ------------
Net gain on investments ....................        8,707,171        15,291,726
                                                 ------------      ------------
Net Increase in Net Assets
  from Operations ..........................     $ 32,415,665      $ 69,128,036
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 49

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                       Insured
                                                                      California
                                                                     ===========
Investment Income
Interest ....................................................        $ 9,644,428
                                                                     -----------
Expenses
Advisory fee ................................................            969,758
Distribution fee - Class A ..................................            416,027
Distribution fee - Class B ..................................            209,587
Distribution fee - Class C ..................................            166,854
Custodian ...................................................             96,011
Administrative ..............................................             95,250
Transfer agency .............................................             55,085
Audit and legal .............................................             36,830
Registration ................................................             25,506
Printing ....................................................              7,950
Directors' fees .............................................              5,300
Miscellaneous ...............................................              6,116
                                                                     -----------
Total expenses ..............................................          2,090,274
                                                                     -----------
Net investment income .......................................          7,554,154
                                                                     -----------
Realized and Unrealized Gain on Investments
Net realized gain on investment transactions ................          4,838,598
Net change in unrealized appreciation/depreciation
  of investments ............................................          4,288,877
                                                                     -----------
Net gain on investments .....................................          9,127,475
                                                                     -----------
Net Increase in Net Assets from Operations ..................        $16,681,629
                                                                     ===========

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                           National
                                               ================================
                                                Year Ended         Year Ended
                                                October 31,        October 31,
                                                   2001               2000
                                               =============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $  31,722,351      $  33,651,484
Net realized gain (loss) on investment
  transactions ...........................        11,937,744        (16,044,802)
Net change in unrealized
  appreciation/depreciation
  of investments .........................           811,355         22,754,536
                                               -------------      -------------
Net increase in net assets from
  operations .............................        44,471,450         40,361,218
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ................................       (21,756,565)       (22,655,707)
  Class B ................................        (5,694,730)        (6,230,267)
  Class C ................................        (4,322,743)        (4,765,510)
Distributions in excess of net
  investment income
  Class A ................................          (398,618)           (83,523)
  Class B ................................          (104,337)           (23,686)
  Class C ................................           (79,200)           (17,452)
Capital Stock Transactions
Net increase (decrease) ..................        20,401,397        (54,448,653)
                                               -------------      -------------
Total increase (decrease) ................        32,516,654        (47,863,580)
Net Assets
Beginning of period ......................       623,888,267        671,751,847
                                               -------------      -------------
End of period ............................     $ 656,404,921      $ 623,888,267
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 51

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                       Insured National
                                               ================================
                                                Year Ended         Year Ended
                                                October 31,        October 31,
                                                    2001               2000
                                               =============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   9,256,737      $   9,781,580
Net realized gain (loss) on investment
  transactions ...........................         6,264,852         (1,543,378)
Net change in unrealized
  appreciation/depreciation
  of investments .........................         4,460,983          6,913,106
                                               -------------      -------------
Net increase in net assets from operations        19,982,572         15,151,308
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ................................        (7,475,365)        (7,874,196)
  Class B ................................        (1,183,786)        (1,143,362)
  Class C ................................          (587,343)          (764,022)
Distributions in excess of net
  investment income
  Class A ................................          (256,353)          (146,286)
  Class B ................................           (40,595)           (21,943)
  Class C ................................           (20,142)           (14,628)
Capital Stock Transactions
Net increase (decrease) ..................        10,324,706        (25,045,312)
                                               -------------      -------------
Total increase (decrease) ................        20,743,694        (19,858,441)
Net Assets
Beginning of period ......................       200,976,797        220,835,238
                                               -------------      -------------
End of period ............................     $ 221,720,491      $ 200,976,797
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          New York
                                             ==================================
                                              Year Ended           Year Ended
                                              October 31,          October 31,
                                                  2001                 2000
                                             =============        =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ................       $  23,708,494        $  20,264,850
Net realized loss on investment
  transactions .......................          (6,932,652)          (6,049,723)
Net change in unrealized
  appreciation/depreciation
  of investments .....................          15,639,823           16,013,281
                                             -------------        -------------
Net increase in net assets from
  operations .........................          32,415,665           30,228,408
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ............................         (15,511,798)         (13,295,727)
  Class B ............................          (5,730,101)          (4,916,206)
  Class C ............................          (2,162,566)          (2,052,917)
Distributions in excess of net
  investment income
  Class A ............................                  -0-              (2,303)
  Class B ............................                  -0-                (838)
  Class C ............................                  -0-                (349)
Capital Stock Transactions
Net increase (decrease) ..............         134,370,620             (747,220)
                                             -------------        -------------
Total increase .......................         143,381,820            9,212,848
Net Assets
Beginning of period ..................         403,536,245          394,323,397
                                             -------------        -------------
End of period ........................       $ 546,918,065        $ 403,536,245
                                             =============        =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 53

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                        California
                                           ====================================
                                             Year Ended           Year Ended
                                             October 31,          October 31,
                                                 2001                 2000
                                           ===============      ===============
Increase (Decrease) in Net Assets
from Operations
Net investment income ................     $    53,836,310      $    53,592,634
Net realized loss on investment
  transactions .......................          (8,202,585)          (8,045,764)
Net change in unrealized
  appreciation/depreciation
  of investments .....................          23,494,311           36,456,520
                                           ---------------      ---------------
Net increase in net assets from
  operations .........................          69,128,036           82,003,390
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ............................         (36,277,992)         (36,390,422)
  Class B ............................         (10,662,264)          (9,695,886)
  Class C ............................          (7,788,940)          (6,809,768)
Distributions in excess of net
  investment income
  Class A ............................          (1,082,618)                  -0-
  Class B ............................            (318,186)                  -0-
  Class C ............................            (232,440)                  -0-
Capital Stock Transactions
Net increase (decrease) ..............         130,702,482           (3,946,683)
                                           ---------------      ---------------
Total increase .......................         143,468,078           25,160,631
Net Assets
Beginning of period ..................       1,093,707,211        1,068,546,580
                                           ---------------      ---------------
End of period ........................     $ 1,237,175,289      $ 1,093,707,211
                                           ===============      ===============

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                     Insured California
                                             ==================================
                                              Year Ended           Year Ended
                                              October 31,          October 31,
                                                  2001                 2000
                                             =============        =============
Increase in Net Assets
from Operations
Net investment income ................       $   7,554,154        $   6,678,037
Net realized gain on investment
  transactions .......................           4,838,598            1,465,571
Net change in unrealized
  appreciation/depreciation
  of investments .....................           4,288,877            5,127,689
                                             -------------        -------------
Net increase in net assets from
  operations .........................          16,681,629           13,271,297
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ............................          (6,153,296)          (5,222,263)
  Class B ............................            (778,927)            (831,374)
  Class C ............................            (621,930)            (624,400)
Distributions in excess of net
  investment income
  Class A ............................            (304,160)             (47,123)
  Class B ............................             (44,774)              (7,854)
  Class C ............................             (34,617)              (5,437)
Capital Stock Transactions
Net increase (decrease) ..............          56,837,429           (5,643,089)
                                             -------------        -------------
Total increase .......................          65,581,354              889,757
Net Assets
Beginning of period ..................         150,443,897          149,554,140
                                             -------------        -------------
End of period ........................       $ 216,025,251        $ 150,443,897
                                             =============        =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 55

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Shareholders should refer to the Prospectus for more information about these transactions. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to tax reclassifications of distributions, resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital or accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an an-


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 57

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

nual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the year ended October 31, 2001, the Adviser has agreed to waive part of its advisory fee for the National, Insured National, New York, and California Portfolios. The aggregate amounts of such fee waivers were: $2,694,069, $208,218, $2,240,764 and $2,857,400, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $95,250 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser.

Each Portfolio compensates Alliance Global Investor Services, Inc. (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to:
National Portfolio, $336,293; Insured National Portfolio, $89,648; New York Portfolio, $188,445; California Portfolio, $293,791 and Insured California Portfolio, $40,198 for the year ended October 31, 2001.

In addition, for the year ended October 31, 2001, the Fund's expenses were reduced by: National Portfolio $6,554; Insured National Portfolio $1,668; New York Portfolio $3,746; California Portfolio $6,591 and Insured California Portfolio, $1,204 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended October 31, 2001 as follows:

                               Front End       Contingent Deferred Sales Charges
                           Sales Charges      ----------------------------------
Portfolio                        Class A      Class A       Class B      Class C
--------------------------------------------------------------------------------
National .................      $101,255      $12,543      $124,789      $ 6,834
Insured National .........        12,617       10,274        53,183       39,568
New York .................            -0-      15,189       176,533        6,798
California ...............       127,881       29,450       347,470       52,791
Insured California .......         7,755       15,623        28,695       10,551


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Accrued expenses for the National Portfolio includes $748 owed to a director under the trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                          Class B              Class C
=========                                        ==========           ==========
National .............................           $4,806,160           $4,062,198
Insured National .....................            3,220,005            1,440,689
New York .............................            7,200,528            2,264,459
California ...........................            9,726,367            4,882,339
Insured California ...................            2,410,870            1,135,036

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended October 31, 2001 were as follows:

Portfolio                                    Purchases                 Sales
=========                                 ==============          ==============
National .......................          $1,127,313,877          $1,222,012,275
Insured National ...............             206,992,787             216,898,792
New York .......................             531,177,430             421,925,039
California .....................             899,266,348             832,394,472
Insured California .............             291,328,668             235,381,490

There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 2001.

At October 31, 2001, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                                  Gross Unrealized                Net
                                            =============================     Unrealized
Portfolio                    Tax Cost       Appreciation     Depreciation    Appreciation
=========                 ==============    ============     ============    ============
National ............     $  624,029,118     $20,373,722     $(3,714,852)     $16,658,870
Insured National ....        208,685,151      10,059,844        (843,827)       9,216,017
New York ............        503,777,332      33,414,118      (1,541,007)      31,873,111
California ..........      1,152,390,507      85,891,214      (3,621,207)      82,270,007
Insured California ..        202,945,904      12,258,170          (4,868)      12,253,302

NOTE E

Taxes

For Federal income tax purposes at October 31, 2001, the Fund had capital loss carryforwards for the following Portfolios:

                        Expiring      Expiring       Expiring        Expiring        Expiring
Portfolio                in 2003       in 2004        in 2007         in 2008         in 2009
----------------------------------------------------------------------------------------------
National ..........    $       -0-   $       -0-    $15,046,038     $18,808,737             -0-
Insured National ..            -0-           -0-      2,869,936       1,593,951             -0-
New York ..........     1,444,926            -0-      7,273,675       5,997,244      6,973,404
California ........     4,309,001     2,052,062      14,469,761      10,170,666     10,406,492

NOTE F

Capital Stock

There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                      ----------------------------      --------------------------------
                                 Shares                              Amount
                      ----------------------------      --------------------------------
                       Year Ended       Year Ended         Year Ended         Year Ended
                      October 31,      October 31,        October 31,        October 31,
National Portfolio           2001             2000               2001               2000
----------------------------------------------------------------------------------------
Class A
Shares sold            11,825,754        7,964,901      $ 122,071,118      $  78,799,540
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         1,247,765        1,324,932         12,857,742         13,134,466
----------------------------------------------------------------------------------------
Shares converted
  from Class B            669,588        3,269,051          6,917,574         32,200,533
----------------------------------------------------------------------------------------
Shares redeemed       (13,247,014)     (12,142,152)      (136,508,972)      (119,829,565)
----------------------------------------------------------------------------------------
Net increase              496,093          416,732      $   5,337,462      $   4,304,974
========================================================================================


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                            ----------------------------      --------------------------------
                                       Shares                              Amount
                            ----------------------------      --------------------------------
                             Year Ended       Year Ended         Year Ended         Year Ended
                            October 31,      October 31,        October 31,        October 31,
National Portfolio                 2001             2000               2001               2000
----------------------------------------------------------------------------------------------
Class B
Shares sold                   3,717,554        2,802,894      $  38,344,805      $  27,835,794
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 307,990          355,763          3,171,245          3,521,139
----------------------------------------------------------------------------------------------
Shares converted
  to Class A                   (670,162)      (3,269,051)        (6,917,574)       (32,200,533)
----------------------------------------------------------------------------------------------
Shares redeemed              (2,203,910)      (3,967,533)       (22,681,746)       (39,144,848)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  1,151,472       (4,077,927)     $  11,916,730      $ (39,988,448)
==============================================================================================
Class C
Shares sold                   2,035,053        1,851,322      $  21,010,479      $  18,343,626
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 235,107          288,956          2,420,727          2,860,652
----------------------------------------------------------------------------------------------
Shares redeemed              (1,974,827)      (4,046,181)       (20,284,001)       (39,969,457)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                    295,333       (1,905,903)     $   3,147,205      $ (18,765,179)
==============================================================================================

                            ----------------------------      --------------------------------
                                       Shares                              Amount
                            ----------------------------      --------------------------------
                             Year Ended       Year Ended         Year Ended         Year Ended
                            October 31,      October 31,        October 31,        October 31,
Insured National Portfolio         2001             2000               2001               2000
----------------------------------------------------------------------------------------------
Class A
Shares sold                   1,844,706          945,091      $  18,248,753      $   8,823,343
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 404,895          461,316          3,994,371          4,315,400
----------------------------------------------------------------------------------------------
Shares converted
  from Class B                  173,637          752,685          1,712,347          6,975,099
----------------------------------------------------------------------------------------------
Shares redeemed              (2,478,482)      (3,313,798)       (24,460,297)       (30,891,950)
----------------------------------------------------------------------------------------------
Net decrease                    (55,244)      (1,154,706)     $    (504,826)     $ (10,778,108)
==============================================================================================
Class B
Shares sold                   1,748,741          765,585      $  17,249,528      $   7,132,852
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                  70,777           67,933            697,787            634,279
----------------------------------------------------------------------------------------------
Shares converted
  to Class A                   (174,010)        (753,986)        (1,712,347)        (6,975,099)
----------------------------------------------------------------------------------------------
Shares redeemed                (752,280)        (955,755)        (7,418,325)        (8,901,395)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                    893,228         (876,223)     $   8,816,643      $  (8,109,363)
==============================================================================================


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                            ----------------------------      --------------------------------
                                       Shares                              Amount
                            ----------------------------      --------------------------------
                             Year Ended       Year Ended         Year Ended         Year Ended
                            October 31,      October 31,        October 31,        October 31,
Insured National Portfolio         2001             2000               2001               2000
----------------------------------------------------------------------------------------------
Class C
Shares sold                     492,180          464,287      $   4,874,840      $   4,344,779
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                  33,514           46,585            330,419            434,759
----------------------------------------------------------------------------------------------
Shares redeemed                (325,943)      (1,166,015)        (3,192,370)       (10,937,379)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                    199,751         (655,143)     $   2,012,889      $  (6,157,841)
==============================================================================================

                            ----------------------------      --------------------------------
                                       Shares                              Amount
                            ----------------------------      --------------------------------
                             Year Ended       Year Ended         Year Ended         Year Ended
                            October 31,      October 31,        October 31,        October 31,
New York Portfolio                 2001             2000               2001               2000
----------------------------------------------------------------------------------------------
Class A
Shares sold                   9,546,886        5,482,715      $  94,769,074      $  51,918,775
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 887,760          756,565          8,818,392          7,177,720
----------------------------------------------------------------------------------------------
Shares converted
  from Class B                  734,151        1,746,010          7,458,211         16,529,001
----------------------------------------------------------------------------------------------
Shares redeemed              (5,083,707)      (6,031,634)       (50,526,995)       (56,923,597)
----------------------------------------------------------------------------------------------
Net increase                  6,085,090        1,953,656      $  60,518,682      $  18,701,899
==============================================================================================

Class B
Shares sold                   8,378,288        2,891,463      $  83,568,352      $  27,472,771
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 379,788          328,249          3,774,647          3,110,975
----------------------------------------------------------------------------------------------
Shares converted
  to Class A                   (734,151)      (1,746,428)        (7,458,211)       (16,529,001)
----------------------------------------------------------------------------------------------
Shares redeemed              (1,708,166)      (2,876,251)       (16,826,754)       (27,191,530)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  6,315,759       (1,402,967)     $  63,058,034      $ (13,136,785)
==============================================================================================


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                            ----------------------------      --------------------------------
                                       Shares                              Amount
                            ----------------------------      --------------------------------
                             Year Ended       Year Ended         Year Ended         Year Ended
                            October 31,      October 31,        October 31,        October 31,
New York Portfolio                 2001             2000               2001               2000
----------------------------------------------------------------------------------------------
Class C
Shares sold                   2,081,909          829,314      $  20,757,193      $   7,882,804
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 144,666          131,239          1,438,801          1,242,376
----------------------------------------------------------------------------------------------
Shares redeemed              (1,147,814)      (1,641,450)       (11,402,090)       (15,437,514)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  1,078,761         (680,897)     $  10,793,904      $  (6,312,334)
==============================================================================================

                            ----------------------------      --------------------------------
                                       Shares                              Amount
                            ----------------------------      --------------------------------
                             Year Ended       Year Ended         Year Ended         Year Ended
                            October 31,      October 31,        October 31,        October 31,
California Portfolio               2001             2000               2001               2000
----------------------------------------------------------------------------------------------
Class A
Shares sold                  15,230,263       13,253,602      $ 165,594,861      $ 139,716,279
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   1,765,635        1,583,062         19,122,200         16,715,016
----------------------------------------------------------------------------------------------
Shares converted
  from Class B                  874,226        2,830,558          9,654,367         29,704,350
----------------------------------------------------------------------------------------------
Shares redeemed             (14,828,977)     (16,641,850)      (160,828,658)      (175,339,470)
----------------------------------------------------------------------------------------------
Net increase                  3,041,147        1,025,372      $  33,542,770      $  10,796,175
==============================================================================================

Class B
Shares sold                   7,699,636        6,568,377      $  83,781,997      $  69,407,606
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                     577,518          481,202          6,236,326          5,080,153
----------------------------------------------------------------------------------------------
Shares converted
  to Class A                   (888,606)      (2,831,332)        (9,654,367)       (29,704,350)
----------------------------------------------------------------------------------------------
Shares redeemed              (3,350,846)      (4,985,706)       (36,391,543)       (52,468,169)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  4,037,702         (767,459)     $  43,972,413      $  (7,684,760)
==============================================================================================

Class C
Shares sold                   6,932,035        3,252,153      $  75,539,718      $  34,347,559
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                     446,407          388,031          4,777,957          4,096,188
----------------------------------------------------------------------------------------------
Shares redeemed              (2,500,068)      (4,334,045)       (27,130,376)       (45,501,845)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  4,878,374         (693,861)     $  53,187,299      $  (7,058,098)
==============================================================================================


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                              ----------------------------      --------------------------------
                                         Shares                              Amount
                              ----------------------------      --------------------------------
                               Year Ended       Year Ended         Year Ended         Year Ended
                              October 31,      October 31,        October 31,        October 31,
Insured California Portfolio         2001             2000               2001               2000
------------------------------------------------------------------------------------------------
Class A
Shares sold                     3,746,354        1,613,322      $  53,187,168      $  21,550,711
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                   259,030          189,703          3,656,647          2,509,417
------------------------------------------------------------------------------------------------
Shares converted
  from Class B                    104,083          227,268          1,475,889          2,977,566
------------------------------------------------------------------------------------------------
Shares redeemed                  (896,740)      (2,097,693)       (12,613,006)       (27,544,400)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                    3,212,727          (67,400)     $  45,706,698      $    (506,706)
================================================================================================

Class B
Shares sold                       856,884          320,641      $  12,145,153      $   4,209,709
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                    29,981           30,890            423,846            408,308
------------------------------------------------------------------------------------------------
Shares converted
  to Class A                     (104,009)        (227,198)        (1,475,889)        (2,977,566)
------------------------------------------------------------------------------------------------
Shares redeemed                  (291,664)        (397,580)        (4,102,951)        (5,231,947)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                      491,192         (273,247)     $   6,990,159      $  (3,591,496)
================================================================================================

Class C
Shares sold                       442,051          166,339      $   6,300,427      $   2,204,881
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                    27,277           30,601            385,385            404,916
------------------------------------------------------------------------------------------------
Shares redeemed                  (179,853)        (317,248)        (2,545,240)        (4,154,684)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                      289,475         (120,308)     $   4,140,572      $  (1,544,887)
================================================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2001.


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                National Portfolio
                                       --------------------------------------------------------------------
                                                                     Class A
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  10.14       $  10.02       $  11.09       $  10.94       $  10.51
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .54            .55            .52            .55            .57
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .21            .12           (.93)           .18            .44
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .75            .67           (.41)           .73           1.01
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.54)          (.55)          (.52)          (.55)          (.58)
Distributions in excess of
  net investment income ..........         (.01)            -0-          (.04)          (.03)            -0-
Distributions from net
  realized gains .................           -0-            -0-          (.10)            -0-            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.55)          (.55)          (.66)          (.58)          (.58)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  10.34       $  10.14       $  10.02       $  11.09       $  10.94
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         7.55%          6.95%         (3.93)%         6.82%          9.88%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $425,506       $412,248       $402,922       $364,429       $329,540
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................          .64%           .68%           .66%           .66%           .69%
  Expenses, before
    fee waivers ..................         1.06%          1.11%          1.12%          1.08%          1.11%
  Net investment income,
    net of fee waivers ...........         5.22%          5.53%          4.86%          4.98%          5.40%
Portfolio turnover rate ..........          194%           415%           393%            56%            72%

See footnote summary on page 79.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 65

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                National Portfolio
                                       --------------------------------------------------------------------
                                                                     Class B
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  10.13       $  10.00       $  11.08       $  10.94       $  10.51
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .47            .48            .44            .46            .50
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .21            .13           (.93)           .19            .44
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .68            .61           (.49)           .65            .94
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.47)          (.48)          (.44)          (.46)          (.50)
Distributions in excess of
  net investment income ..........         (.01)            -0-          (.05)          (.05)          (.01)
Distributions from net
  realized gains .................           -0-            -0-          (.10)            -0-            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.48)          (.48)          (.59)          (.51)          (.51)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  10.33       $  10.13       $  10.00       $  11.08       $  10.94
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         6.84%          6.32%         (4.65)%         6.06%          9.16%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $132,074       $117,779       $157,090       $197,517       $190,530
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.36%          1.39%          1.37%          1.37%          1.40%
  Expenses, before
    fee waivers ..................         1.79%          1.79%          1.74%          1.79%          1.79%
  Net investment income,
    net of fee waivers ...........         4.59%          4.80%          4.12%          4.28%          4.69%
Portfolio turnover rate ..........          194%           415%           393%            56%            72%

See footnote summary on page 79.


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                National Portfolio
                                       --------------------------------------------------------------------
                                                                     Class C
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  10.13       $  10.00       $  11.08       $  10.94       $  10.51
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .47            .48            .45            .47            .50
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .22            .13           (.94)           .18            .44
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .69            .61           (.49)           .65            .94
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.47)          (.48)          (.45)          (.47)          (.50)
Distributions in excess of
  net investment income ..........         (.01)            -0-          (.04)          (.04)          (.01)
Distributions from net
  realized gains .................           -0-            -0-          (.10)            -0-            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.48)          (.48)          (.59)          (.51)          (.51)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  10.34       $  10.13       $  10.00       $  11.08       $  10.94
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         6.94%          6.32%         (4.65)%         6.06%          9.18%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 98,825       $ 93,861       $111,740       $108,325       $ 89,792
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.35%          1.38%          1.36%          1.36%          1.39%
  Expenses, before
    fee waivers ..................         1.78%          1.79%          1.79%          1.82%          1.81%
  Net investment income,
    net of fee waivers ...........         4.61%          4.83%          4.15%          4.28%          4.70%
Portfolio turnover rate ..........          194%           415%           393%            56%            72%

See footnote summary on page 79.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 67

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            Insured National Portfolio
                                       --------------------------------------------------------------------
                                                                     Class A
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $   9.58       $   9.33       $  10.52       $  10.49       $  10.28
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .45            .45            .43            .44            .50
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .50            .26           (.95)           .28            .37
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .95            .71           (.52)           .72            .87
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.45)          (.45)          (.43)          (.44)          (.50)
Distributions in excess of
  net investment income ..........         (.01)          (.01)          (.02)          (.05)          (.02)
Distributions from net
  realized gains .................           -0-            -0-          (.22)          (.20)          (.14)
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.46)          (.46)          (.67)          (.69)          (.66)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  10.07       $   9.58       $   9.33       $  10.52       $  10.49
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........        10.11%          7.84%         (5.28)%         7.15%          8.77%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $169,744       $161,977       $168,572       $179,003       $170,631
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.04%          1.09%           .99%          1.00%          1.02%
  Expenses, before
    fee waivers ..................         1.14%          1.16%          1.10%          1.12%          1.15%
  Net investment income,
    net of fee waivers ...........         4.53%          4.83%          4.25%          4.21%          4.85%
Portfolio turnover rate ..........          105%           311%           322%            27%            98%

See footnote summary on page 79.


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            Insured National Portfolio
                                       --------------------------------------------------------------------
                                                                     Class B
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $   9.56       $   9.31       $  10.52       $  10.49       $  10.28
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .38            .40            .36            .37            .42
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .50            .26           (.97)           .28            .38
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .88            .66           (.61)           .65            .80
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.38)          (.40)          (.36)          (.37)          (.42)
Distributions in excess of
  net investment income ..........         (.01)          (.01)          (.02)          (.05)          (.03)
Distributions from net
  realized gains .................           -0-            -0-          (.22)          (.20)          (.14)
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.39)          (.41)          (.60)          (.62)          (.59)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  10.05       $   9.56       $   9.31       $  10.52       $  10.49
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         9.39%          7.10%         (6.10)%         6.48%          8.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 35,326       $ 25,070       $ 32,585       $ 48,751       $ 45,542
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.75%          1.80%          1.70%          1.71%          1.75%
  Expenses, before
    fee waivers ..................         1.85%          1.87%          1.79%          1.87%          1.86%
  Net investment income,
    net of fee waivers ...........         3.83%          4.12%          3.52%          3.49%          4.12%
Portfolio turnover rate ..........          105%           311%           322%            27%            98%

See footnote summary on page 79.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 69

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            Insured National Portfolio
                                       --------------------------------------------------------------------
                                                                     Class C
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $   9.56       $   9.32       $  10.52       $  10.49       $  10.28
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .38            .40            .36            .37            .42
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .50            .25           (.96)           .28            .38
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .88            .65           (.60)           .65            .80
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.38)          (.40)          (.36)          (.37)          (.42)
Distributions in excess of
  net investment income ..........         (.01)          (.01)          (.02)          (.05)          (.03)
Distributions from net
  realized gains .................           -0-            -0-          (.22)          (.20)          (.14)
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.39)          (.41)          (.60)          (.62)          (.59)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  10.05       $   9.56       $   9.32       $  10.52       $  10.49
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         9.39%          6.98%         (6.00)%         6.48%          8.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 16,650       $ 13,930       $ 19,679       $ 21,992       $ 19,057
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.74%          1.80%          1.70%          1.70%          1.72%
  Expenses, before
    fee waivers ..................         1.85%          1.85%          1.80%          1.83%          1.84%
  Net investment income,
    net of fee waivers ...........         3.84%          4.14%          3.55%          3.51%          4.15%
Portfolio turnover rate ..........          105%           311%           322%            27%            98%

See footnote summary on page 79.


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                New York Portfolio
                                       --------------------------------------------------------------------
                                                                     Class A
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $   9.70       $   9.45       $  10.29       $  10.10       $   9.66
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .53            .52            .51            .51            .53
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .22            .25           (.83)           .21            .46
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .75            .77           (.32)           .72            .99
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.52)          (.52)          (.51)          (.51)          (.54)
Distributions in excess of
  net investment income ..........           -0-            -0-          (.01)          (.02)          (.01)
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.52)          (.52)          (.52)          (.53)          (.55)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $   9.93       $   9.70       $   9.45       $  10.29       $  10.10
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         7.86%          8.42%         (3.27)%         7.31%         10.52%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $326,500       $259,997       $234,835       $207,031       $181,745
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................          .59%           .77%           .61%           .61%           .65%
  Expenses, before
    fee waivers ..................         1.04%          1.10%          1.11%          1.08%          1.12%
  Net investment income,
    net of fee waivers ...........         5.28%          5.46%          5.12%          5.04%          5.45%
Portfolio turnover rate ..........           92%           187%           134%            18%            34%

See footnote summary on page 79.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 71

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                New York Portfolio
                                       --------------------------------------------------------------------
                                                                     Class B
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $   9.70       $   9.45       $  10.29       $  10.10       $  9.66
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .45            .45            .44            .44           .46
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .23            .25           (.83)           .21           .46
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .68            .70           (.39)           .65           .92
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.45)          (.45)          (.44)          (.44)         (.47)
Distributions in excess of
  net investment income ..........           -0-            -0-          (.01)          (.02)         (.01)
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.45)          (.45)          (.45)          (.46)         (.48)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $   9.93       $   9.70       $   9.45       $  10.29       $ 10.10
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         7.10%          7.61%         (3.96)%         6.57%         9.72%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $165,787       $100,651       $111,283       $114,739       $96,119
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.30%          1.48%          1.32%          1.32%         1.35%
  Expenses, before
    fee waivers ..................         1.76%          1.81%          1.76%          1.80%         1.84%
  Net investment income,
    net of fee waivers ...........         4.59%          4.75%          4.38%          4.34%         4.75%
Portfolio turnover rate ..........           92%           187%           134%            18%           34%

See footnote summary on page 79.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                New York Portfolio
                                       --------------------------------------------------------------------
                                                                     Class C
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $   9.71       $   9.45       $  10.29       $  10.10       $   9.66
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .46            .45            .44            .44            .46
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .22            .26           (.83)           .21            .46
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .68            .71           (.39)           .65            .92
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.45)          (.45)          (.44)          (.44)          (.47)
Distributions in excess of
  net investment income ..........           -0-            -0-          (.01)          (.02)          (.01)
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.45)          (.45)          (.45)          (.46)          (.48)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $   9.94       $   9.71       $   9.45       $  10.29       $  10.10
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         7.09%          7.72%         (3.96)%         6.57%          9.72%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 54,631       $ 42,888       $ 48,205       $ 44,736       $ 38,890
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.30%          1.47%          1.31%          1.31%          1.35%
  Expenses, before
    fee waivers ..................         1.76%          1.80%          1.77%          1.82%          1.82%
  Net investment income,
    net of fee waivers ...........         4.60%          4.76%          4.41%          4.33%          4.75%
Portfolio turnover rate ..........           92%           187%           134%            18%            34%

See footnote summary on page 79.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               California Portfolio
                                       --------------------------------------------------------------------
                                                                     Class A
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  10.88       $  10.58       $  11.34       $  11.04       $  10.59
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .54            .56            .54            .56            .58
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .14            .30           (.73)           .32            .45
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .68            .86           (.19)           .88           1.03
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.54)          (.56)          (.54)          (.56)          (.58)
Distributions in excess of
  net investment income ..........         (.02)            -0-          (.03)          (.02)            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.56)          (.56)          (.57)          (.58)          (.58)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  11.00       $  10.88       $  10.58       $  11.34       $  11.04
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         6.47%          8.38%         (1.80)%         8.20%         10.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $755,947       $714,654       $684,403       $550,626       $470,444
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................          .77%           .84%           .71%           .72%           .78%
  Expenses, before
    fee waivers ..................         1.02%          1.04%          1.04%          1.04%          1.05%
  Net investment income,
    net of fee waivers ...........         4.98%          5.32%          4.88%          4.99%          5.43%
Portfolio turnover rate ..........           78%           124%            88%            22%            20%

See footnote summary on page 79.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               California Portfolio
                                       --------------------------------------------------------------------
                                                                     Class B
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  10.88       $  10.58       $  11.34       $  11.04       $  10.59
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .46            .48            .46            .48            .51
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .15            .30           (.73)           .33            .45
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .61            .78           (.27)           .81            .96
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.46)          (.48)          (.46)          (.48)          (.51)
Distributions in excess of
  net investment income ..........         (.03)            -0-          (.03)          (.03)            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.49)          (.48)          (.49)          (.51)          (.51)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  11.00       $  10.88       $  10.58       $  11.34       $  11.04
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         5.74%          7.60%         (2.47)%         7.46%          9.29%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $269,726       $222,897       $224,924       $207,751       $166,672
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.48%          1.54%          1.41%          1.43%          1.48%
  Expenses, before
    fee waivers ..................         1.73%          1.74%          1.72%          1.75%          1.76%
  Net investment income,
    net of fee waivers ...........         4.26%          4.61%          4.14%          4.30%          4.72%
Portfolio turnover rate ..........           78%           124%            88%            22%            20%

See footnote summary on page 79.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               California Portfolio
                                       --------------------------------------------------------------------
                                                                     Class C
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  10.88       $  10.58       $  11.33       $  11.04       $  10.59
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ......          .46            .48            .46            .48            .51
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .15            .30           (.72)           .32            .45
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................          .61            .78           (.26)           .80            .96
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.46)          (.48)          (.46)          (.48)          (.51)
Distributions in excess of
  net investment income ..........         (.03)            -0-          (.03)          (.03)            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.49)          (.48)          (.49)          (.51)          (.51)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  11.00       $  10.88       $  10.58       $  11.33       $  11.04
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         5.74%          7.60%         (2.39)%         7.46%          9.29%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $211,502       $156,156       $159,219       $124,115       $ 90,742
Ratio to average net assets of:
  Expenses, net of
    fee waivers ..................         1.47%          1.54%          1.41%          1.42%          1.48%
  Expenses, before
    fee waivers ..................         1.72%          1.74%          1.74%          1.76%          1.74%
  Net investment income,
    net of fee waivers ...........         4.25%          4.62%          4.17%          4.29%          4.73%
Portfolio turnover rate ..........           78%           124%            88%            22%            20%

See footnote summary on page 79.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           Insured California Portfolio
                                       --------------------------------------------------------------------
                                                                     Class A
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  13.74       $  13.11       $  14.25       $  13.89       $  13.39
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .........          .63            .64            .64            .64            .69
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .74            .63          (1.15)           .39            .50
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         1.37           1.27           (.51)          1.03           1.19
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.63)          (.64)          (.63)          (.64)          (.68)
Distributions in excess of
  net investment income ..........         (.03)            -0-            -0-          (.03)          (.01)
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.66)          (.64)          (.63)          (.67)          (.69)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  14.45       $  13.74       $  13.11       $  14.25       $  13.89
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........        10.16%         10.02%         (3.74)%         7.60%          9.18%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $168,469       $115,983       $111,535       $113,102       $103,647
Ratio to average net assets of:
  Expenses .......................         1.04%          1.09%          1.05%          1.05%          1.11%
  Net investment income ..........         4.44%          4.82%          4.59%          4.52%          5.09%
Portfolio turnover rate ..........          140%           174%           100%             0%            35%

See footnote summary on page 79.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           Insured California Portfolio
                                       --------------------------------------------------------------------
                                                                     Class B
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  13.75       $  13.11       $  14.25       $  13.89       $  13.39
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .........          .52            .54            .53            .54            .59
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .75            .64          (1.14)           .39            .50
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         1.27           1.18           (.61)           .93           1.09
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.52)          (.54)          (.53)          (.54)          (.59)
Distributions in excess of
  net investment income ..........         (.04)            -0-            -0-          (.03)            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.56)          (.54)          (.53)          (.57)          (.59)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  14.46       $  13.75       $  13.11       $  14.25       $  13.89
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         9.38%          9.27%         (4.44)%         6.84%          8.37%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 27,015       $ 18,925       $ 21,628       $ 29,957       $ 27,976
Ratio to average net assets of:
  Expenses .......................         1.74%          1.79%          1.76%          1.76%          1.81%
  Net investment income ..........         3.72%          4.11%          3.85%          3.82%          4.39%
Portfolio turnover rate ..........          140%           174%           100%             0%            35%

See footnote summary on page 79.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           Insured California Portfolio
                                       --------------------------------------------------------------------
                                                                     Class C
                                       --------------------------------------------------------------------
                                                              Year Ended October 31,
                                       --------------------------------------------------------------------
                                           2001           2000           1999           1998           1997
                                       --------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  13.75       $  13.11       $  14.25       $  13.89       $  13.39
                                       --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .........          .52            .54            .54            .54            .59
Net realized and unrealized
  gain (loss) on investment
  transactions ...................          .76            .64          (1.15)           .39            .50
                                       --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         1.28           1.18           (.61)           .93           1.09
                                       --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..............         (.52)          (.54)          (.53)          (.54)          (.59)
Distributions in excess of
  net investment income ..........         (.04)            -0-            -0-          (.03)            -0-
                                       --------------------------------------------------------------------
Total dividends and
  distributions ..................         (.56)          (.54)          (.53)          (.57)          (.59)
                                       --------------------------------------------------------------------
Net asset value,
  end of period ..................     $  14.47       $  13.75       $  13.11       $  14.25       $  13.89
                                       ====================================================================
Total Return
Total investment return based
  on net asset value(c) ..........         9.46%          9.27%         (4.44)%         6.84%          8.37%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 20,541       $ 15,536       $ 16,391       $ 16,013       $ 13,436
Ratio to average net assets of:
  Expenses .......................         1.74%          1.79%          1.75%          1.75%          1.81%
  Net investment income ..........         3.73%          4.12%          3.89%          3.82%          4.39%
Portfolio turnover rate ..........          140%           174%           100%             0%            35%

(a)   Net of fees waived by the Adviser.
(b)   Based on average shares outstanding.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 79

----------------------------
REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITOR'S REPORT
----------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Alliance Municipal Income Fund,
Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund, Inc. (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Alliance Municipal Income Fund, Inc. at October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
December 7, 2001


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND

                                                         -----------------------
                                                         FEDERAL TAX INFORMATION
                                                         -----------------------

FEDERAL TAX INFORMATION
(unaudited)

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and paid during the fiscal year ended October 31, 2001.

As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2001 calendar year on Form 1099-DIV which will be mailed by January 31, 2002.

                                                                 Exempt-Interest
Portfolio                                                              Dividends
--------------------------------------------------------------------------------
National .....................................................       $32,144,409
Insured National .............................................         9,307,502
New York .....................................................        23,176,380
California ...................................................        54,587,143
Insured California ...........................................         6,882,038


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 81

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $421 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 37 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 646 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 9/30/01.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 83

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Susan P. Keenan, Senior Vice President
Wayne D. Lyski, Senior Vice President
David M. Dowden, Vice President
Terrance Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 85

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
86 o ALLIANCE MUNICIPAL INCOME FUND

      NOTES


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 87

      NOTES


--------------------------------------------------------------------------------
88 o ALLIANCE MUNICIPAL INCOME FUND

Alliance Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNIAR1001